[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (98.1%)
Agency Adjustable Rate Mortgages (0.3%)
Government National Mortgage Association
Adjustable Rate Mortgages
4.125%, 12/20/25		$36	$36
4.375%, 1/20/25 - 2/20/28		927	933
4.75%, 7/20/25 - 9/20/27		126	127
5.125%, 10/20/27 - 11/20/27		18	18
			1,114
Agency Fixed Rate Mortgages (19.1%)
Federal Home Loan Mortgage Corporation, Conventional Pools
10.00%, 10/1/10		1	1
10.50%, 1/1/10 - 5/1/19		4	4
11.50%, 10/1/15 - 5/1/19		24	26
Gold Pools
6.50%, 10/1/29 - 9/1/32		415	425
7.00%, 3/1/32		14	15
7.50%, 6/1/20 - 11/1/32		2,933	3,068
8.00%, 8/1/30 - 1/1/31		90	95
8.50%, 1/1/29 - 8/1/30		150	162
9.50%, 12/1/22		12	13
10.00%, 6/1/17		13	15
April TBA
5.50%, 4/1/21	(a)	9,875	9,810
Federal National Mortgage Association, Conventional Pools
6.50%, 9/1/28 - 10/1/33		6,713	6,865
7.00%, 10/1/27 - 2/1/36		25,159	25,941
7.50%, 6/1/25 - 2/1/36		3,534	3,695
8.00%, 10/1/29 - 9/1/32		3,110	3,319
8.50%, 4/1/30 - 5/1/32		1,077	1,161
9.50%, 11/1/21 - 4/1/30		221	242
10.00%, 9/1/10 - 5/1/22		70	77
10.50%, 1/1/16 - 5/1/22		578	637
11.00%, 6/1/19 - 11/1/20		197	218
11.50%, 11/1/19		5	5
13.00%, 10/1/15		1	1
April TBA
7.00%, 4/25/36	(a)	9,450	9,733
Government National Mortgage Association, Various Pools
9.00%, 11/15/17 - 1/15/25		149	160
9.50%, 10/15/16 - 11/15/21		518	566
10.00%, 11/15/09 - 6/15/22		778	857
10.50%, 1/15/18 - 8/15/20		79	88
11.00%, 12/15/09 - 1/15/16		21	22
11.50%, 2/15/13 - 8/15/13		6	6
12.00%, 12/15/12 - 12/15/13		15	17
			67,244
Asset Backed Corporate (17.2%)
ACE Securities Corp.
4.928%, 7/25/35	(b)	1,386	1,387
American Express Credit Account Master Trust
4.859%, 11/16/09-12/15/09	(b)	4,325	4,333
Asset Backed Funding Certificates
4.898%, 1/25/35	(b)	338	338
5.008%, 6/25/25	(b)	@—	@—
Bank One Issuance Trust
3.59%, 5/17/10		2,000	1,955
Bear Stearns Asset Backed Securities, Inc.

4.938%, 8/25/35	(b)	889	890
5.018%, 9/25/34	(b)	581	582
5.038%, 3/25/35	(b)	1,587	1,589
Capital Auto Receivables Asset Trust
3.35%, 2/15/08		975	964
4.829%, 1/15/08	(b)	1,058	1,059
Carrington Mortgage Loan Trust
4.898%, 6/25/35	(b)	542	542
4.938%, 10/25/35	(b)	2,049	2,051
4.948%, 2/25/35	(b)	315	316
4.968%, 9/25/35	(b)	1,193	1,194
Citibank Credit Card Issuance Trust
6.875%, 11/16/09		1,730	1,775
Countrywide Asset-Backed Certificates
4.731%, 5/25/36	(b)	2,394	2,396
Equifirst Mortgage Loan Trust
4.878%, 4/25/35	(b)	488	488
First Franklin Mortgage Loan Asset Backed Certificates
4.888%, 2/25/36	(b)	2,210	2,212
4.918%, 7/25/35	(b)	1,286	1,287
4.938%, 10/25/35	(b)	1,466	1,467
GE Capital Credit Card Master Note Trust
4.789%, 9/15/10	(b)	1,350	1,352
GE Dealer Floorplan Master Note Trust
4.826%, 7/20/08	(b)	1,250	1,251
4.856%, 7/20/09	(b)	2,000	2,003
GSAMP Trust
4.908%, 4/25/35	(b)	273	273
4.988%, 11/25/34	(b)	1,011	1,011
JP Morgan Chase Commercial Mortgage Securities Corp.
4.921%, 4/16/19	(b)(c)	447	447
Long Beach Mortgage Loan Trust
4.898%, 4/25/35	(b)	344	344
4.908%, 1/25/36	(b)	1,487	1,487
4.958%, 2/25/35	(b)	80	80
Mastr Asset Backed Securities Trust
4.908%, 3/25/35	(b)	394	394
MBNA Credit Card Master Note Trust
4.889%, 2/16/10	(b)	1,800	1,805
MBNA Master Credit Card Trust USA
5.90%, 8/15/11		400	409
7.00%, 2/15/12		1,350	1,428
7.80%, 10/15/12		1,400	1,540
Merrill Auto Trust Securitization
4.828%, 4/25/08	(b)	1,653	1,654
Merrill Lynch Mortgage Investors, Inc.
4.918%, 9/25/35	(b)	59	59
5.018%, 8/25/35	(b)	@—	@—
New Century Home Equity Loan Trust
5.348%, 11/25/34	(b)	1,675	1,680
Novastar Home Equity Loan
4.938%, 6/25/35	(b)	1,260	1,261
Option One Mortgage Loan Trust
5.118%, 11/25/34	(b)	1,217	1,219
Ownit Mortgage Loan Asset Backed Certificates
4.928%, 3/25/36	(b)	425	425
Park Place Securities, Inc.
4.898%, 6/25/35	(b)	523	524
Residential Asset Mortgage Products, Inc.
4.928%, 1/25/35	(b)	359	359
Residential Asset Securities Corp.
4.751%, 7/25/21	(b)	@—	@—
4.978%, 10/25/22	(b)	66	66
Saxon Asset Securities Trust
4.928%, 5/25/35	(b)	108	108
SLM Student Loan Trust
4.643%, 10/25/12	(b)	749	747
Specialty Underwriting & Residential Finance
4.928%, 12/25/35	(b)	469	469
4.938%, 6/25/36	(b)	1,992	1,994

Structured Asset Investment Loan Trust
4.888%, 3/25/36	(b)	1,718	1,719
4.918%, 7/25/35	(b)	1,274	1,275
Structured Asset Securities Corp.
5.018%, 6/25/35	(b)	2,175	2,177
TERRA
4.943%, 6/15/17		1,175	1,175
Terwin Mortgage Trust
4.938%, 7/25/35	(b)(c)	758	759
5.208%, 11/25/35	(b)	272	273
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		375	365
Wachovia Mortgage Loan Trust LLC
4.928%, 10/25/35	(b)	1,692	1,693
			60,650
Collateralized Mortgage Obligations — Agency Collateral Series (2.2%)
Countrywide Alternative Loan Trust
1.862%, 12/20/35	(b)(c)	15,175	479
2.016%, 12/20/35	(b)(c)	13,499	673
PO
1/25/36 - 3/20/46		20,850	1,120
Countrywide Home Loan Mortgage Pass Through Trust, PO
2/25/35		14,590	340
Federal Home Loan Mortgage Corporation IO
5.00%, 9/15/14 - 6/15/17		4,243	369
6.00%, 5/1/31		762	159
6.50%, 4/1/28		669	147
7.50%, 12/1/29		47	11
8.00%, 1/1/28 - 6/1/31		85	18
IO, Inv Fl
3.201%, 3/15/32		406	29
3.251%, 3/15/32		309	22
3.801%, 10/15/29		32	1
Federal National Mortgage Association
7.00%, 9/25/32		491	505
IO
6.00%, 8/25/32 - 7/25/33		1,531	327
6.50%, 5/25/33 - 6/25/33		2,028	429
7.00%, 4/25/33		676	151
7.50%, 11/1/29		167	42
8.00%, 4/1/24 - 8/1/31		729	161
9.00%, 11/1/26		13	3
IO, Inv Fl
2.798%, 2/17/31		280	15
3.288%, 12/25/29		78	1
3.382%, 10/25/28		155	6
3.824%, 3/18/30		32	1
5.00%, 2/25/15		1,308	54
6.50%, 2/25/33		260	50
PO
3/25/36		12,825	351
Government National Mortgage Association
IO, Inv FI, PAC
3.649%, 6/16/27		1,578	48
IO, Inv Fl
2.829%, 9/16/31		102	4
3.249%, 4/16/29		683	32
3.25%, 9/16/27		120	7
3.449%, 8/16/31		92	5
3.724%, 9/20/30		175	10
3.799%, 12/16/29		184	14
3.849%, 8/16/29		186	12
Greenpoint Mortgage Funding Trust PO
8/25/45 - 10/25/45	(b)	21,328	696
Harborview Mortgage Loan Trust
1.348%, 6/19/35	(b)	11,220	295
1.596%, 3/19/37	(b)	9,588	497
1.658%, 5/19/35	(b)	17,261	453

PO
3/19/37		@—	@—
Indymac Index Mortgage Loan Trust
1.057%, 7/7/35	(b)	9,413	341
			7,878
Finance (6.0%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(c)	1,175	1,221
American General Finance Corp.
4.625%, 5/15/09 - 9/1/10		300	293
AXA Financial, Inc.
6.50%, 4/1/08		255	261
CIT Group, Inc.
3.65%, 11/23/07		300	292
Countrywide Home Loans, Inc.
3.25%, 5/21/08		645	618
EOP Operating LP
4.75%, 3/15/14		80	74
6.763%, 6/15/07		100	102
7.50%, 4/19/29		60	65
7.875%, 7/15/31		75	85
Farmers Exchange Capital
7.05%, 7/15/28	(c)	705	717
Farmers Insurance Exchange
8.625%, 5/1/24	(c)	250	293
General Electric Capital Corp.
4.25%, 12/1/10		280	267
5.875%, 2/15/12		105	107
6.75%, 3/15/32		535	598
Goldman Sachs Group, Inc.
5.25%, 10/15/13		485	473
Hartford Financial Services Group, Inc.
2.375%, 6/1/06		315	314
7.90%, 6/15/10		235	256
HSBC Finance Corp.
4.125%, 12/15/08		185	179
5.875%, 2/1/09		580	588
6.375%, 10/15/11		255	265
6.75%, 5/15/11		320	337
8.00%, 7/15/10		195	213
JPMorgan Chase & Co.
5.35%, 3/1/07		415	415
6.00%, 2/15/09		80	81
7.00%, 11/15/09		275	289
M&I Marshall & IIsley Bank
3.80%, 2/8/08		775	756
Mantis Reef Ltd.
4.692%, 11/14/08	(c)	630	613
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33		970	882
MBNA Corp.
5.14%, 5/5/08	(b)	700	706
Nationwide Building Society
4.25%, 2/1/10	(c)	640	614
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07		370	369
7.50%, 6/1/17		385	387
Reckson Operating Partnership LP
5.15%, 1/15/11		290	281
Residential Capital Corp.
6.375%, 6/30/10		980	988
SLM Corp.
4.00%, 1/15/10		510	481
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		490	486
Two-Rock Pass Through Trust
5.68%, 2/11/10	(b)(c)	475	473
USB Capital IX
6.189%, 4/15/42	(b)	880	873
Wachovia Capital Trust III

5.80%, 3/15/42	(b)		2,260	2,223
Washington Mutual Bank FA
5.50%, 1/15/13			75	74
Washington Mutual, Inc.
8.25%, 4/1/10			610	664
World Financial Properties
6.91%, 9/1/13	(c)		1,094	1,148
Xlliac Global Funding
4.80%, 8/10/10	(c)		690	670
				21,091
Industrials (6.9%)
Abitibi-Consolidated, Inc.
8.55%, 8/1/10			208	210
8.85%, 8/1/30			925	835
Albertson’s, Inc.
8.00%, 5/1/31			530	495
AmerisourceBergen Corp.
5.625%, 9/15/12	(c)		225	222
AT&T Corp.
9.75%, 11/15/31			680	814
AT&T, Inc.
6.15%, 9/15/34			415	395
Bowater Canada Finance Corp.
7.95%, 11/15/11			985	987
Brookfield Asset Management Inc.
7.125%, 6/15/12			530	564
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21			210	198
Caterpillar Financial Services Corp.
3.625%, 11/15/07			130	127
4.84%, 8/20/07	(b)		560	561
Clorox Co.
5.025%, 12/14/07	(b)		595	597
Comcast Cable Communications, Inc.
6.75%, 1/30/11			350	364
8.375%, 5/1/07			75	77
ConAgra Foods, Inc.
7.00%, 10/1/28			190	197
8.25%, 9/15/30			245	288
Consumers Energy Co.
4.00%, 5/15/10			195	183
4.80%, 2/17/09			275	270
Continental Airlines, Inc.
7.461%, 4/1/15			56	54
Cooper Industries, Inc.
5.25%, 11/15/12	(c)		445	437
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31			360	422
Deutsche Telekom International Finance BV
8.25%, 6/15/30			530	636
Echostar DBS Corp.
6.375%, 10/1/11			565	555
6.625%, 10/1/14			215	209
FBG Finance, Ltd.
5.125%, 6/15/15	(c)		560	525
FedEx Corp.
2.65%, 4/1/07			325	316
France Telecom S.A.
8.50%, 3/1/31			505	633
General Motors Acceptance Corp.
6.875%, 9/15/11			1,440	1,344
General Motors Corp.
7.25%, 7/3/13		EUR	295	274
8.375%, 7/15/33		$1,900		1,401
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(d)(e)(h)		180	@—
HCA, Inc.
7.50%, 12/15/23			140	137
7.69%, 6/15/25			190	189
Health Net, Inc.

9.875%, 4/15/11		715	815
Hyatt Equities LLC
6.875%, 6/15/07	(c)	380	385
ICI Wilmington, Inc.
4.375%, 12/1/08		230	222
Interpublic Group of Cos., Inc.
5.40%, 11/15/09		345	320
Kerr-McGee Corp.
5.875%, 9/15/06		95	96
Lear Corp.
8.11%, 5/15/09		390	363
Lenfest Communications, Inc.
7.625%, 2/15/08		245	254
LG Electronics, Inc.
5.00%, 6/17/10	(c)	360	347
Ltd. Brands
6.95%, 3/1/33		290	284
Miller Brewing Co.
4.25%, 8/15/08	(c)	450	439
Mohawk Industries, Inc.
6.125%, 1/15/16		315	312
7.20%, 4/15/12		300	314
News America Holdings, Inc.
7.75%, 2/1/24		140	152
News America, Inc
6.40%, 12/15/35	(c)	340	326
Norfolk Southern Corp.
7.35%, 5/15/07		305	312
Northrop Grumman Corp.
4.079%, 11/16/06		305	303
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		100	98
Pilgrim’s Pride Corp.
9.625%, 9/15/11		130	136
Sappi Papier Holding AG
6.75%, 6/15/12	(c)	260	248
Sealed Air Corp.
5.625%, 7/15/13	(c)	680	662
Sprint Capital Corp.
8.375%, 3/15/12		265	300
8.75%, 3/15/32		145	182
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07		95	97
Systems 2001 AT LLC
6.664%, 9/15/13	(c)	622	649
TCI Communications, Inc.
7.875%, 2/15/26		190	209
Telecom Italia Capital S.A.
4.00%, 1/15/10		705	663
Tyco International Group S.A.
5.80%, 8/1/06		145	145
Union Pacific Corp.
5.214%, 9/30/14	(c)	120	116
6.625%, 2/1/08		60	61
6.65%, 1/15/11		165	172
6.79%, 11/9/07		130	133
Verizon New England, Inc.
6.50%, 9/15/11		120	122
WellPoint, Inc.
3.75%, 12/14/07		175	171
4.25%, 12/15/09		165	159
WPP Finance UK Corp.
5.875%, 6/15/14		335	331
			24,414
Mortgages — Other (11.4%)
Banc of America Funding Corp.
5.126%, 9/20/35	(b)	1,409	1,417
Countrywide Alternative Loan Trust
5.036%, 11/20/35	(b)	1,417	1,420
5.09%, 5/25/06		2,000	2,000

Countrywide Home Loan Mortgage Pass Through Trust
5.118%, 4/25/36	(b)	2,260	2,264
Downey Savings & Loan Association Mortage Loan Trust
4.691%, 4/19/47	(b)	2,525	2,525
Greenpoint Mortgage Funding Trust
5.11%, 3/25/36	(b)	2,400	2,400
Harborview Mortgage Loan Trust
5.066%, 7/19/45	(b)	911	917
5.156%, 11/19/35	(b)	1,388	1,397
Indymac Index Mortgage Loan Trust
5.098%, 7/25/35	(b)	755	760
Luminent Mortgage Capital, Inc.
5.058%, 4/25/36	(b)	1,638	1,640
Merrill Lynch Mortgage Investors, Inc.
4.938%, 8/25/35	(b)	1,506	1,507
Residential Accredit Loans, Inc.
5.078%, 2/25/46	(b)	1,064	1,064
5.088%, 2/25/46	(b)	850	852
Structured Asset Mortgage Investments, Inc.
4.76%, 4/25/46		2,950	2,950
5.03%, 4/25/45		2,300	2,300
Thornburg Mortgage Securities Trust
4.968%, 6/25/44	(b)	46	46
Wamu Alternative Mortgage Pass-Through Certs
4.691%, 4/25/46	(b)	1,975	1,975
Washington Mutual, Inc.
4.885%, 7/25/44	(b)	240	240
5.00%, 5/25/45		2,125	2,121
5.068%, 11/25/45 - 12/25/45	(b)	4,230	4,235
5.078%, 10/25/45	(b)	1,780	1,783
5.088%, 4/25/45	(b)	1,639	1,641
5.108%, 8/25/45	(b)	1,091	1,094
5.178%, 7/25/45	(b)	1,369	1,373
			39,921
U.S. Treasury Securities (33.4%)
U.S. Treasury Bonds
6.125%, 8/15/29		10,450	11,984
6.375%, 8/15/27		2,025	2,368
8.125%, 8/15/19		6,525	8,469
8.50%, 2/15/20		8,400	11,268
8.75%, 8/15/20		1,600	2,198
U.S. Treasury Notes
3.375%, 2/15/08		4,000	3,897
3.875%, 2/15/13		745	704
4.25%, 11/15/13		1,150	1,105
U.S. Treasury Strips
IO
4.26%, 5/15/11		3,900	3,083
4.55%, 5/15/16		5,500	3,337
4.64%, 8/15/18		1,700	914
4.65%, 2/15/19 - 8/15/19		30,000	15,442
4.66%, 11/15/19		2,850	1,432
4.67%, 2/15/20 - 2/15/21		42,530	20,628
4.68%, 5/15/21		43,380	20,113
4.69%, 11/15/21		16,025	7,243
PO
4.65%, 2/15/27		9,600	3,370
			117,555
Utilities (1.6%)
Arizona Public Service Co.
5.80%, 6/30/14		500	493
6.75%, 11/15/06		145	146
CC Funding Trust I
6.90%, 2/16/07		595	602
Cincinnati Gas & Electric
5.70%, 9/15/12		330	329
Consolidated Natural Gas Co.
5.00%, 12/1/14		310	291
6.25%, 11/1/11		425	435
Detroit Edison Co.

6.125%, 10/1/10		270	276
Entergy Gulf States, Inc.
3.60%, 6/1/08		195	187
5.22%, 12/1/09	(b)	260	257
5.61%, 12/8/08	(b)(c)	550	551
Monongahela Power Co.
5.00%, 10/1/06		210	209
Nisource Finance Corp.
5.344%, 11/23/09	(b)	300	301
Pacific Gas & Electric Co.
6.05%, 3/1/34		485	476
PSEG Energy Holdings LLC
8.625%, 2/15/08		155	162
Sempra Energy
4.621%, 5/17/07		320	317
Texas Eastern Transmission LP
7.00%, 7/15/32		295	329
TXU Corp.
6.375%, 6/15/06		180	181
Wisconsin Electric Power
3.50%, 12/1/07		120	117
			5,659
Total Fixed Income Securities ($348,606)			345,526

Shares
Preferred Stock (0.1%)
Mortgages — Other (0.1%)
Home Ownership Funding Corp., 13.33% (Cost $424)	(c)	1,550	368

		Face
		Amount
		(000)
Short-Term Investments (10.6%)
Discount Notes (9.8%)
Federal Home Loan Mortgage Corporation
4.61%, 5/22/06		$10,000	9,934
4.65%, 6/28/06		2,670	2,640
4.66%, 6/12/06		1,300	1,288
4.69%, 4/13/06		17,200	17,172
Federal National Mortgage Association
4.39%, 4/5/06		3,000	2,998
4.67%, 6/30/06		385	381
			34,413
Repurchase Agreement (0.7%)
J.P. Morgan Securities, Inc. 4.73%, dated 3/31/06, due 4/3/06 repurchase price $2,532	(f)	2,531	2,531
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
4.35%, 7/13/06	(g)	500	494
Total Short-Term Investments (Cost $37,442)			37,438
Total Investments + (108.8%) (Cost $386,472)			383,332
Liabilities in Excess of Other Assets (-8.8%)			(31,108)
Net Assets (100%)			$352,224

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security has been deemed illiquid — At March 31, 2006.
(e)	Security was valued at fair value — At March 31, 2006, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(h)	Security is in default.
@	Face Amount/Value is less than $500.

EUR	Euro
Inv Fl	Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate.
The rates shown are those in effect on March 31, 2006.
I O	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $386,472,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $3,140,000 of which $2,459,000 related to appreciated securities and $5,599,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

					Net
Currency			In		Unrealized
to			Exchange		Appreciation
Deliver	Value	Settlement	For	Value	(Depreciation)
(000)	(000)	Date	(000)	(000)	(000)
EUR 258	$314	6/27/06	USD 311	$311	$(3)

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
5 yr. Note	42	$4,386	Jun-06	$(21)
U.S. Treasury
10 yr. Note	503	53,514	Jun-06	(747)
U.S. Treasury
Long Bond	145	15,828	Jun-06	(545)

Short:

Eurex Euro Bond	2	284	Jun-06	6
U.S. Treasury
2 yr. Note	35	7,135	Jun-06	23
				$(1,284)

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (92.5%)
Argentina (2.9%)
Sovereign (2.9%)
Republic of Argentina
5.83%, 12/31/33		$10,220	$4,292
8.28%, 12/31/33	(f)	295	289
Republic of Argentina (Linked Variable Rate)
87.96%, 4/10/49	(b)	2,900	1,189
			5,770
Brazil (15.3%)
Corporate (3.1%)
Banco ABN Amro Real S.A.
Zero Coupon, 7/21/06	(d)	1,790	2,179
15.86%, 12/13/07		4,500	2,124
Citigroup, Inc.
Zero Coupon, 5/18/09		1,800	1,796
			6,099
Sovereign (12.2%)
Federative Republic of Brazil
5.19%, 4/15/24	(c)	3,820	3,822
6.00%, 4/15/24	(c)	1,160	1,161
8.00%, 1/15/18		2,410	2,617
8.875%, 10/14/19 - 4/15/24		7,465	8,642
10.50%, 7/14/14		1,270	1,584
14.50%, 10/15/09		5,020	6,438
			24,264
			30,363
Bulgaria (1.2%)
Sovereign (1.2%)
Republic of Bulgaria
8.25%, 1/15/15	(d)	1,041	1,222
Republic of Bulgaria (Registered)
8.25%, 1/15/15		980	1,150
			2,372
Chile (1.4%)
Corporate (1.4%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(d)	2,680	2,813
Colombia (2.1%)
Sovereign (2.1%)
Republic of Colombia
8.125%, 5/21/24		1,120	1,260
8.25%, 12/22/14		870	983
9.75%, 4/9/11		973	1,083
11.75%, 2/25/20		660	944
			4,270
Ecuador (1.3%)
Sovereign (1.3%)
Republic of Ecuador
9.00%, 8/15/30	(a)	2,080	2,106
9.375%, 12/15/15		390	412
			2,518

1

Indonesia (4.5%)
Corporate (4.5%)
Pindo Deli Finance Mauritius
Tranche A, 5.66%, 4/28/15	(c)(d)	817	674
Tranche B, 5.66%, 4/28/18	(c)	3,280	1,919
Tranche C, 5.66%, 4/28/25	(c)(d)	7,191	1,834
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 5.66%, 4/28/15	(c)(d)	2,260	1,864
Tranche B, 5.66%, 4/28/18	(c)(d)	2,867	1,820
Tranche C, 5.66%, 4/28/27	(c)(d)	2,923	745
			8,856
Ivory Coast (0.2%)
Sovereign (0.2%)
Republic of Ivory Coast
2.50%, 3/29/18	(b)	1,530	390
Malaysia (1.3%)
Sovereign (1.3%)
Government of Malaysia
7.50%, 7/15/11		280	305
8.75%, 6/1/09		2,000	2,189
			2,494
Mexico (16.5%)
Corporate (7.1%)
Pemex Project Funding Master Trust
6.21%, 6/15/10	(c)(d)	3,050	3,139
8.625%, 12/1/23		1,350	1,590
9.125%, 10/13/10		3,500	3,946
9.50%, 9/15/27	(d)	4,240	5,442
			14,117
Sovereign (9.4%)
Mexican Bonos
10.00%, 12/5/24		MXN 40,450	4,158
United Mexican States
8.125%, 12/30/19		$2,201	2,591
8.375%, 1/14/11		8,550	9,495
11.50%, 5/15/26		746	1,160
United Mexican States, MTN
8.30%, 8/15/31		970	1,175
			18,579
			32,696
Nigeria (2.2%)
Sovereign (2.2%)
Central Bank of Nigeria
6.25%, 11/15/20	(a)(c)	2,250	2,239
Central Bank of Nigeria Credit-Linked Treasury Bond
15.00%, 1/30/09		1,977	2,118
			4,357
Panama (2.0%)
Sovereign (2.0%)
Republic of Panama
7.125%, 1/29/26		1,500	1,537
9.375%, 4/1/29		1,300	1,654
9.625%, 2/8/11		645	747
			3,938
Peru (2.1%)
Sovereign (2.1%)
Republic of Peru
7.84%, 8/12/20		PEN 3,370	968
8.375%, 5/3/16		$890	970
8.75%, 11/21/33		860	963
9.875%, 2/6/15		1,055	1,250
			4,151
Philippines (11.9%)
Sovereign (11.9%)
Republic of Philippines
8.875%, 3/17/15		8,270	9,376
9.50%, 2/2/30		9,775	11,632

2

10.625%, 3/16/25		1,960	2,551
			23,559
Qatar (0.7%)
Sovereign (0.7%)
State of Qatar (Registered)
9.75%, 6/15/30		960	1,411
Russia (14.1%)
Corporate (1.7%)
Gaz Capital for Gazprom
8.625%, 4/28/34		2,640	3,260
Sovereign (12.4%)
Aries Vermogensverwaltungs GmbH
9.60%, 10/25/14		3,000	3,750
Russian Federation
5.00%, 3/31/30	(a)(d)	2,628	2,881
Russian Federation (Registered)
5.00%, 3/31/30	(a)	1	1
8.25%, 3/31/10		2,160	2,290
11.00%, 7/24/18		4,271	6,134
12.75%, 6/24/28		5,390	9,635
			24,691
			27,951
Trinidad (0.9%)
Corporate (0.9%)
National Gas of Trinidad & Tobago Ltd.
6.05%, 1/15/36	(d)	1,969	1,896
Tunisia (0.4%)
Sovereign (0.4%)
Banque Centrale of Tunisie
7.375%, 4/25/12		660	714
Turkey (5.3%)
Sovereign (5.3%)
Citigroup Global Markets Holdings, Inc.
(Turkish Lira Index Linked)
Zero Coupon, 6/28/07	(d)	5,050	5,043
Republic of Turkey
11.00%, 1/14/13		2,090	2,633
11.50%, 1/23/12		2,050	2,573
11.875%, 1/15/30		250	387
			10,636
Venezuela (6.2%)
Sovereign (6.2%)
Republic of Venezuela
8.50%, 10/8/14		1,300	1,459
9.375%, 1/13/34		5,572	7,132
10.75%, 9/19/13		3,030	3,786
			12,377
Total Fixed Income Securities (Cost $175,696)			183,532

No. of
Rights
Rights (0.0%)
Mexico (0.0%)
United Mexican States, Value Recovery Rights, expiring 6/30/06
Total Rights (Cost $@—)	(e)	1,769,000	35

		No. of
		Warrants
Warrants (0.7%)
Argentina (0.5%)
Republic of Argentina
Zero Coupon, 12/15/35		30,326	902
Zero Coupon, 12/15/35	(f)	803	75
			977
Mexico (0.0%)

3

United Mexican States, expiring 9/1/06	(e)	1,450	114
Nigeria (0.1%)
Central Bank of Nigeria, expiring 11/15/20		1,250	182
Venezuela (0.1%)
Republic of Venezuela, Oil-Linked Payment Obligation, expiring 4/15/20		3,750	128
Total Warrants (Cost $521)			1401

No. of
Contracts
Call Options Purchased (0.0%)
Brazil (0.0%)
Federative Republic of Brazil
5/06 @ $2.164 (Cost $64)	(e)	2,149,460	64

			Face
			Amount
			(000)
Short-Term Investment (4.2%)
United States (4.2%)
Repurchase Agreement (4.2%)
J.P. Morgan Securities, Inc. 4.73%, dated 3/31/06, due 4/3/06 repurchase price $8,287 (Cost $8,284)	$	(g)	8,284	8,284
Total Investments + (97.4%) (Cost $184,565)				193,316
Other Assets in Excess of Liabilities (2.6%)				5,142
Net Assets (100%)				$198,458

(a)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
(b)	Security is in default.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2006.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Non-income producing security.
(f)	Security was valued at fair value — At March 31, 2006, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
(g)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Covered call option contracts written in connection with securities held.
@	Face Amount/Value is less than $500.
MTN	Medium Term Note
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $184,565,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $8,751,000 of which $13,746,000 related to appreciated securities and $4,995,000 related to depreciated securities.

4

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)

Short:
2 Year
U.S. Treasury Note	90	$18,347	Jun-06	$19

Written Option Contracts:

The Portfolio had the following written option contract(s) open at period end:

			Number of	Value	Expiration
			Contracts	(000)	Date
Call Option Written (0.0%)
Brazil (0.0%)
Federative Republic of Brazil
Strike price $2.30 (Cost $64)	(e)(h	)	5,820,720	$(54)	May-06

		Total
	Number	Premiums
	of	Received
	Contracts	(000)
Options Outstanding - 12/31/05	—	$—
Options Written	5,820,720	64
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Options Outstanding - 3/31/06	5,820,720	$64

5

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

First Quarter Report

March, 31 2006 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
Common Stocks (97.4%)
(Unless Otherwise Noted)
Austria (0.4%)
Raiffeisen International Bank Holding AG	(a)	41,385	$3,530
Brazil (12.7%)
All America Latina Logistica S.A.		70,000	4,366
Aracruz Celulose S.A. ADR		7,700	408
Banco Itau Holding Financeira S.A. (Preference)		205,963	6,139
Banco Itau Holding Financeira S.A. ADR		288,826	8,598
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR		102,300	4,312
Cia Paranaense de Energia (Preference)		157,531,000	1,576
Cia Paranaense de Energia ADR (Preference B shares)		53,100	521
CPFL Energia S.A.		162,480	2,289
CPFL Energia S.A. ADR		30,080	1,263
CVRD ADR		25,800	1,252
CVRD ADR (Preference)		408,342	17,653
CVRD, Class A (Preference)		4,653	200
Empresa Brasileira de Aeronatica S.A. ADR		82,050	3,024
Gerdau S.A. ADR		124,789	2,810
Gerdau S.A. (Preference)		153,600	3,446
nvestimentos Itau S.A. (Preference) I		999,641	4,273
Lojas Americanas (Preference)		53,184,100	2,273
Lojas Renner S.A.		11,600	633
Natura Cosmeticos S.A.		163,000	1,940
Perdigao S.A. (Preference)		39,700	1,242
Petrobras S.A. (Preference)		122,752	2,439
Petrobras S.A. ADR		69,924	6,060
Petrobras S.A. ADR (Preference)		281,720	22,495
Tam S.A. ADR	(a)	181,800	3,425
Tim Participacoes S.A. ADR		54,000	2,000
Tractebel Energia S.A.		258,600	2,186
Unibanco - Uniao de Bancos Brasileiros S.A.		64,974	961
Unibanco - Uniao de Bancos Brasileiros S.A. GDR		116,920	8,642
Vivo Partcipacoes S.A.	(a)	18,787	109
Vivo Partcipacoes S.A. (Preference)	(a)	522,115	2,184
			118,719
Chile (0.6%)
Enersis S.A. (Chile) ADR		442,700	5,250
China (6.6%)
Air China Ltd., Class H	(a)	3,084,000	1,192
Asia Aluminum Holdings Ltd.	(a)(b)	12,690,000	2,290
Bank of Communications Co., Ltd., Class H	(a)(c)	6,009,000	3,775
China Construction Bank, Class H	(a)(c)	12,323,000	5,757
China Life Insurance Co., Ltd.	(a)	3,397,000	4,291
China Mobile Hong Kong Ltd.		1,001,000	5,257
China Resources Power Holdings Co.		3,441,000	2,506
China Techfaith Wireless Communication Technology Ltd. ADR	(a)	49,600	718
China Unicom Ltd.		3,062,000	2,486
Global Bio-Chem Technology Group Co., Ltd.		7,372,000	3,872
GOME Electrical Appliances Holdings Ltd.		5,922,000	6,602
Grande Holdings Ltd.		907,000	684
Hopewell Highway Infrastructure Ltd.		2,333,000	1,744
Huadian Power International Co.		5,075,000	1,357
Kingboard Chemical Holdings Ltd.		862,000	2,605
Moulin Global Eyecare Holdings Ltd.	(a)(b)(e)	778,000	@—
PetroChina Co., Ltd., Class H		6,536,000	6,823
PICC Property & Casualty Co., Ltd.		2,740,000	998
Ping An Insurance Group Co. of China Ltd., Class H		1,459,000	3,761
Shougang Concord Century Holdings Ltd.		5,949,000	437
TPV Technology Ltd.		3,518,000	3,875
Victory City International Holdings Ltd.		1,857,000	670
			61,700
Colombia (0.5%)
BanColombia S.A. ADR		129,370	4,515

1

Czech Republic (0.4%)
Central European Media Enterprises Ltd., Class A	(a)	47,800	3,280
Hungary (0.7%)
Gedeon Richter Rt.		33,222	6,695
India (8.3%)
A & M Communications	(b)(e)	687	2
ABB Ltd. India		65,500	4,310
Aventis Pharma Ltd./India		46,500	2,056
Bharat Heavy Electricals Ltd.		269,857	13,596
Cipla Ltd.		201,500	2,999
Container Corp. of India Ltd.		63,164	2,052
Gammon India Ltd		94,000	1,144
Glenmark Pharmaceuticals Ltd.		278,000	1,968
Gujarat Ambuja Cements Ltd.		341,000	791
Gujarat Ambuja Cements Ltd. GDR		337,500	769
HCL Technologies Ltd.		202,000	2,970
HDFC Bank Ltd.		191,500	3,332
Hero Honda Motors Ltd.		174,375	3,489
Hindalco Industries Ltd.		395,000	1,622
Hindustan Lever Ltd.		690,500	4,221
Hotel Leela Venture Ltd.		200,000	1,558
Housing Development Finance Corp., Ltd.		99,500	2,989
ICICI Bank Ltd. ADR		66,500	1,841
India Info.com PCL	(b)	58,026	@—
Infosys Technologies Ltd.		57,492	3,852
ITC Ltd.		518,500	2,274
ITC Ltd. GDR (Registered)		208,500	901
Mahindra & Mahindra Ltd.		257,200	3,624
Morgan Stanley India Growth Fund	(a)(d)	3,926,900	3,583
Punj Lloyd Ltd.	(a)	44,475	1,084
Punjab National Bank	(b)	150,500	1,657
Siemens India Ltd.		27,500	3,507
UTI Bank Ltd.		196,500	1,572
UTI Bank Ltd. GDR	(a)	113,000	904
Wipro Ltd.		210,000	2,641
			77,308
Indonesia (0.8%)
Astra International Tbk PT		780,900	970
Bank Central Asia Tbk PT		1,035,500	476
Bank Mandiri Persero Tbk PT		5,630,000	1,049
Bank Rakyat Indonesia Tbk PT		2,452,500	1,055
Perusahaan Gas Negara Tbk PT		1,043,500	1,152
Telekomunikasi Indonesia Tbk PT		3,904,500	2,972
			7,674
Malaysia (0.7%)
Bandar Raya Developments Bhd		1,288,400	423
Bumiputra-Commerce Holdings Bhd		898,000	1,536
IOI Corp. Bhd		299,000	1,080
Road Builder Malaysia Holdings Bhd		798,000	457
Telekom Malaysia Bhd		526,000	1,335
Tenaga Nasional Bhd		857,000	1,955
			6,786
Mexico (9.5%)
America Movil S.A. de C.V., Class L ADR		831,515	28,488
Corp. GEO S.A. de C.V., Series B	(a)	516,500	1,948
Fomento Economico Mexicano S.A. de C.V. ADR		107,940	9,894
Grupo Televisa S.A. ADR		1,185,120	23,584
Wal-Mart de Mexico S.A. de C.V., Series V	(a)	8,677,194	22,939
Wal-Mart de Mexico S.A. de C.V., ADR		56,230	1,504
			88,357
Morocco (1.0%)
Banque Marocaine du Commerce Exterieur		34,720	3,870
Maroc Telecom	(a)	168,830	2,520
ONA S.A.		19,200	2,711
			9,101
Pakistan (0.8%)
Fauji Fertilizer Co., Ltd.		269,400	603
National Bank of Pakistan		393,600	1,850
Oil & Gas Development Co., Ltd.		833,500	2,185
Pakistan Petroleum Ltd.		245,900	1,109
Pakistan Telecommunication Co., Ltd.	(a)	1,998,000	2,182
			7,929

2

Peru (0.2%)
Credicorp Ltd.		84,500	2,238
Poland (3.2%)
Agora S.A.		145,773	2,221
Bank Millennium S.A.		1,505,926	3,351
Bank Pekao S.A.		117,022	6,907
Central European Distribution Corp.	(a)	108,100	4,156
Polski Koncern Naftowy Orlen S.A.		95,947	1,746
Powszechna Kasa Oszczednosci Bank Polski S.A.		561,657	6,023
TVN S.A.	(a)	217,403	5,926
			30,330
Russia (11.2%)
Comstar United Telesystems GDR	(a)(c)	549,800	4,055
Efes Breweries International N.V. GDR	(a)	78,899	2,880
Highland Gold Mining Ltd.		451,900	2,104
LUKOIL ADR		524,486	43,165
MMC Norilsk Nickel ADR		59,610	5,842
Mobile Telesystems ADR		7,040	233
Mobile Telesystems GDR		12,700	418
Novatek OAO GDR		145,250	5,592
OAO Gazprom ADR (Registered)		101,900	9,324
Polyus Gold Co. ADR	(e)	33,300	1,215
Sberbank RF GDR	(a)	80,448	11,926
Surgutneftegaz ADR	(a)	75,493	5,670
Unified Energy System GDR (Registered)		58,641	3,999
OAO Vimpel-Communications ADR	(a)	72,400	3,114
Wimm-Bill-Dann Foods OJSC ADR	(a)	191,100	5,420
			104,957
South Africa (13.5%)
ABSA Group Ltd.		94,200	1,772
African Bank Investments Ltd.		1,626,840	7,948
Aspen Pharmacare Holdings Ltd.	(a)	940,270	6,588
Aveng Ltd.		1,709,700	6,517
BidBEE Ltd.		@—	@—
Dimension Data Holdings plc		@—	@—
Gold Fields Ltd.		241,800	5,271
Gold Fields Ltd. ADR		40,625	893
Group Five Ltd./South Africa		470,760	2,321
Harmony Gold Mining Co., Ltd.	(a)	277,686	4,504
Harmony Gold Mining Co., Ltd. ADR	(a)	68,039	1,080
Impala Platinum Holdings Ltd.		33,251	6,283
J.D. Group Ltd.		492,030	7,454
Mittal Steel South Africa Ltd.		100	1
MTN Group Ltd.		1,024,150	10,216
Murray & Roberts Holdings Ltd.		989,620	4,446
Naspers Ltd., Class N		669,660	13,631
Pretoria Portland Cement Co., Ltd.		91,200	6,198
Sasol Ltd.		160,810	6,077
Shoprite Holdings Ltd.		1,518,493	5,541
Standard Bank Group Ltd.		745,718	10,257
Steinhoff International Holdings Ltd.		1,115,150	4,015
Tiger Brands Ltd.		374,504	10,563
Woolworths Holdings Ltd.		1,648,900	4,383
			125,959
South Korea (12.4%)
Amorepacific Corp.		5,210	2,038
Cheil Industries, Inc.		77,870	2,853
Doosan Heavy Industries and Construction Co., Ltd.		98,530	3,255
Doosan Infracore Co., Ltd.		89,180	1,657
GS Engineering & Construction Corp.		85,820	5,105
Hanjin Heavy Industries & Construction Co., Ltd.		94,080	2,701
Hanmi Pharm Co., Ltd.		12,376	1,713
Hyundai Engineering Construction Co.	(a)	39,550	2,017
Hyundai Mobis		23,780	2,105
Hyundai Motor Co.		55,610	4,676
Hyundai Motor Co. (2nd Preference)		43,280	2,392
Kookmin Bank		117,430	10,140
Korea Zinc Co., Ltd.		44,870	3,519
KT&G Corp.		71,870	4,054
LG.Philips LCD Co., Ltd.	(a)	20,690	933
Lotte Shopping Co., Ltd.		3,701	1,516
NHN Corp.	(a)	14,940	4,613

3

Orion Corp.		19,404	5,732
Pusan Bank		92,350	1,350
Samsung Electronics Co., Ltd.		26,679	17,299
Samsung Electronics Co., Ltd. (Preference)		12,104	6,198
Samsung Fire & Marine Insurance Co., Ltd.	(a)	32,150	4,252
Shinhan Financial Group Co., Ltd.		226,450	10,139
SK Corp.		83,110	5,577
S-Oil Corp.		47,440	3,642
Woongjin Coway Co., Ltd.		108,990	3,180
Woori Finance Holdings Co., Ltd.		133,000	2,642
			115,298
Taiwan (7.6%)
Acer, Inc.		1,103,000	2,029
AU Optronics Corp.		3,814,630	5,735
Cathay Financial Holding Co., Ltd.		1,944,000	3,474
Chang Hwa Commercial Bank		6,739,000	3,685
Cheng Shin Rubber Industry Co., Ltd.		1,078,380	787
Chinatrust Financial Holding Co.		1,570,000	1,115
CTCI Corp.		1,236,069	602
Delta Electronics, Inc.		3,311,638	7,703
Delta Electronics, Inc. GDR		110,798	1,289
Epistar Corp.		210,000	591
Eva Airways Corp.		411	@—
Everlight Electronics Co., Ltd.		290,000	855
Far EasTone Telecommunications Co., Ltd.		1,300,000	1,534
Formosa Petrochemical Corp.		1,282,000	2,303
High Tech Computer Corp.		205,000	5,608
HON HAI Precision Industry Co., Ltd.		1,424,200	8,819
Kaulin Manufacturing Co., Ltd.		645,282	507
Largan Precision Co., Ltd.		217,842	3,537
Phoenix Precision Technology Corp.		728,000	1,610
Phoenixtec Power Co., Ltd.		298,045	291
Polaris Securities Co., Ltd.		1,895,870	786
Radiant Opto-Electronics Corp.		556,536	1,368
Shin Kong Financial Holdings Co., Ltd.		6,489,156	5,338
Springsoft, Inc.		402,953	615
Taishin Financial Holdings Co., Ltd.		2,546,642	1,404
Taiwan Mobile Co., Ltd.		1,763,000	1,678
Taiwan Semiconductor Manufacturing Co., Ltd.		1,269,000	2,510
Tsann Kuen Enterprise Co.		1,173,889	1,808
Wintek Corp.		1,091,000	1,496
Wistron Corp.	(a)	1,899,000	2,276
			71,353
Thailand (2.4%)
Advanced Info Service PCL (Foreign)	(b)	1,107,300	2,606
Asian Property Development PCL	(b)	9,171,200	991
Asian Property Development PCL NVDR		1,547,400	167
Bangkok Bank PCL (Foreign)		816,500	2,436
CH. Karnchang PCL (Foreign)	(a)(b)	2,074,300	582
CP Seven Eleven PCL (Foreign)	(b)	9,048,700	1,560
Italian-Thai Development PCL (Foreign)	(b)	3,566,600	638
Kasikornbank PCL (Foreign)		891,300	1,571
Lalin Property PCL (Foreign)	(b)	1,988,100	312
Land & Houses PCL (Foreign, Registered)		4,548,100	983
MBK PCL (Foreign)	(b)	353,800	450
PTT Exploration & Production PCL (Foreign)	(b)	59,300	842
PTT PCL (Foreign)	(b)	507,600	3,055
Siam City Bank PCL (Foreign)		1,265,800	791
Siam Commercial Bank PCL (Foreign, Registered)	(b)	438,400	727
Siam Makro PCL (Foreign)	(b)	174,600	366
Thai Oil PCL (Foreign)	(b)	653,200	1,109
Total Access Communication PCL	(a)	590,000	2,325
True Corp. PCL (Foreign)	(a)(b)	2,709,700	732
			22,243
Turkey (3.9%)
Akcansa Cimento A.S.		601,128	3,800
BIM Birlesik Magazalar A.S.	(a)	128,249	4,078
Dogan Yayin Holding A.S.	(a)	1,422,502	6,560
Haci Omer Sabanci Holding A.S.		281,300	1,988
Hurriyet Gazetecilik A.S.		573,072	2,195
Turkiye Garanti Bankasi A.S.	(a)	2,025,576	7,533
Turkiye Is Bankasi		299,700	2,496

4

Turkiye Vakiflar Bankasi TAO, Class D	(a)	400,000	2,187
Yapi Ve Kredi Bankasi A.S.	(a)	1,072,283	5,662
			36,499
Total Common Stocks (Cost $648,278)			909,721

			Face
			Amount
			(000)
Fixed Income Securities (0.0%)
Russia (0.0%)
MSCI Holding Ltd., 5.00%, 4/15/07
(Secured Notes) (Cost $145)	$	(e)	154	146
Short-Term Investment (3.4%)
Repurchase Agreement (3.4%)
J.P. Morgan Securities, Inc. 4.73%, dated 3/31/06, due 4/3/06 repurchase price $31,836 (Cost $31,823)	(f)		31,823	31,823
Total Investments+ (100.8%) (Cost $680,246)				941,690
Liabilities in Excess of Other Assets (0.8%)				(7,456)
Net Assets (100%)				$934,234

(a)	Non-income producing security.
(b)	Security was valued at fair value — At March 31, 2006, the Portfolio held $18,065,000 of fair valued securities, representing 1.9% of net assets.
(c)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Investment in affiliate —The Morgan Stanley India Growth Fund, acquired at a cost of $707,722, is advised by an affiliate of the Adviser. During the period ended March 31, 2006, there were no purchases or sales of this security. The Fund did not derive any incomer from this security during the period ended March 31, 2006.

(e)	Security has been deemed illiquid — At March 31, 2006.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depository Receipt
NVDR	Non-Voting Depositary Receipt
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $680,246,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $261,444,000 of which $271,706,000 related to appreciated securities and $10,262,000 related to depreciated securities.

5

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency							Unrealized
to				In			Appreciation
Deliver			Settlement	Exchange For		Value	(Depreciation)
(000)		Value (000)	Date	(000)		(000)	(000)
BRL	268	$124	4/3/06	USD	120	$120	$(4)
BRL	162	75	4/4/06	USD	74	74	(1)
BRL	277	128	4/5/06	USD	127	127	(1)
USD	976	976	4/3/06	HKD	7,569	976	@—
USD	96	96	4/3/06	HUF	21,171	97	1
USD	74	74	4/3/06	IDR	669,625	74	@—
USD	504	504	4/3/06	MAD	4,593	507	3
USD	55	55	4/4/06	MAD	497	55	@—
USD	916	916	4/5/06	MAD	8,283	915	(1)
USD	113	113	4/3/06	MYR	415	113	@—
USD	112	112	4/3/06	PLN	366	113	1
USD	171	171	4/3/06	THB	6,643	171	@—
USD	85	85	4/3/06	ZAR	537	87	2
USD	72	72	4/4/06	ZAR	454	74	2
USD	800	800	4/5/06	ZAR	5,044	818	18
USD	694	694	4/6/06	ZAR	4,293	696	2
ZAR	115,368	18,567	8/14/06	USD	17,075	17,075	(1,492)
		$23,562				$22,092	$(1,470)

BRL	— Brazilian Real
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indian Rupee
MAD	— Moroccan Dirham
MYR	— Malaysian Ringgit
PLN	— Polish Zlaty
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

6

The Universal Institutional Funds, Inc.

Equity Growth Portfolio

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
Common Stocks (98.6%)
Advertising Agencies (3.2%)
Getty Images, Inc.	(a)	35,647	$2,669
Monster Worldwide, Inc.	(a)	52,400	2,613
			5,282
Air Transport (1.8%)
Expeditors International Washington, Inc.		34,400	2,972
Biotechnology Research & Production (1.5%)
Genentech, Inc.	(a)	29,100	2,459
Casinos & Gambling (1.5%)
International Game Technology		69,425	2,445
Communications & Media (2.0%)
McGraw-Hill Cos., Inc. (The)		57,400	3,307
Communications Technology (4.4%)
America Movil S.A. de C.V., Class L ADR		142,500	4,882
Crown Castle International Corp.	(a)	85,147	2,414
			7,296
Computer Services Software & Systems (4.6%)
Google, Inc., Class A	(a)	19,350	7,546
Computer Technology (3.7%)
Apple Computer, Inc.	(a)	35,200	2,208
Dell, Inc.	(a)	131,160	3,903
Seagate Technology, Inc.	(a)(b)(c)	27,600	@—
			6,111
Consumer Electronics (6.0%)
Electronic Arts, Inc.	(a)	77,400	4,235
Yahoo!, Inc.	(a)	174,950	5,644
			9,879
Drugs & Pharmaceuticals (1.4%)
Gilead Sciences, Inc.	(a)	38,300	2,383
Education Services (2.0%)
Apollo Group, Inc., Class A	(a)	62,700	3,292
Electronics: Semi-Conductors/Components (1.3%)
Marvell Technology Group Ltd.	(a)	40,520	2,192
Energy - Miscellaneous (6.0%)
Southwestern Energy Co.	(a)	61,000	1,964
Ultra Petroleum Corp.	(a)	128,230	7,990
			9,954
Financial Data Processing Services & Systems (3.4%)
First Data Corp.		67,900	3,179
Paychex, Inc.		58,670	2,444
			5,623
Financial —- Miscellaneous (10.2%)
American Express Co.		75,300	3,957
Berkshire Hathaway, Inc., Class B	(a)	1,535	4,623
Cemex S.A. de C.V. ADR		38,400	2,507
Chicago Mercantile Exchange Holdings, Inc.		7,490	3,352
Moody’s Corp.		34,906	2,494
			16,933
Health Care — Miscellaneous (1.1%)
Alcon, Inc.		17,000	1,772
Health Care Services (3.5%)
Dade Behring Holdings, Inc.		50,600	1,807
UnitedHealth Group, Inc.		70,950	3,963
			5,770

1

Homebuilding (1.5%)
Pulte Homes, Inc.		62,800	2,413
Investment Management Companies (3.0%)
Ameriprise Financial, Inc.		56,600	2,550
Legg Mason, Inc.		19,050	2,388
			4,938
Leisure Time (2.6%)
Carnival Corp.		89,250	4,228
Materials & Processing-Miscellaneous (4.5%)
Monsanto Co.		87,500	7,416
Medical & Dental Instruments & Supplies (1.2%)
St. Jude Medical, Inc.	(a)	46,800	1,919
Radio & TV Broadcasters (1.9%)
Grupo Televisa S.A. ADR		161,800	3,220
Real Estate Investment Trusts (REIT) (4.3%)
Brookfield Asset Management, Inc.		128,600	7,081
Retail (9.2%)
Amazon.Com, Inc.	(a)	84,700	3,092
Costco Wholesale Corp.		118,650	6,426
Sears Holdings Corp.	(a)	42,600	5,634
			15,152
Services: Commercial (7.8%)
Corporate Executive Board Co.		37,500	3,784
eBay, Inc.	(a)	178,280	6,964
Iron Mountain, Inc.	(a)	53,663	2,186
			12,934
Shipping (1.8%)
C.H. Robinson Worldwide, Inc.		60,330	2,962
Tobacco (1.9%)
Altria Group, Inc.		43,992	3,117
Utilities: Gas Pipelines (1.3%)
Questar Corp.		30,700	2,151
Total Investments + (98.6%) (Cost $137,599)			162,747
Other Assets in Excess of Liabilities (1.4%)			2,320
Net Assets (100%)			$165,067

(a)	Non-income producing security.
(b)	Security was valued at fair value — At March 31, 2006, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
(c)	Security has been deemed illquid — At March 31, 2006
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $137,599,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $25,148,000 of which $29,728,000 related to appreciated securities and $4,580,000 related t o depreciated securities.

2

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

		Face Amount (000)	Value (000)
Fixed Income Securities (27.7%)
Agency Fixed Rate Mortgages (0.7%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.50%, 2/1/26		$16	$16
7.50%, 2/1/31 - 4/1/32		75	78
8.00%, 6/1/31		12	12
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/32 - 8/1/32		352	360
7.00%, 8/1/32 - 11/1/35		935	963
7.50%, 10/1/30 - 1/1/31		55	58
8.00%, 2/1/30 - 5/1/31		59	63
8.50%, 12/1/30 - 5/1/32		50	54
9.50%, 4/1/30		44	49
Federal National Mortgage Association,
April TBA
7.00%, 4/25/36	(a)	1,500	1,545
Government National Mortgage Association,
Various Pools:
10.50%, 1/15/18		13	15
			3,213
Asset Backed Corporate (1.8%)
Banc of America Securities Auto Trust
3.99%, 8/18/09		325	320
Capital Auto Receivables Asset Trust
3.35%, 2/15/08		100	99
4.05%, 7/15/09		300	296
5.03%, 10/15/09		750	747
Caterpillar Financial Asset Trust
3.90%, 2/25/09		225	222
CIT Equipment Collateral
3.50%, 9/20/08		82	81
CNH Equipment Trust
4.02%, 4/15/09		150	148
4.27%, 1/15/10		475	468
Daimler Chrysler Auto Trust
4.04%, 9/8/09		225	222
Ford Credit Auto Owner Trust
4.17%, 1/15/09		175	173
5.05%, 3/15/10		275	274
GE Equipment Small Ticket LLC
4.88%, 10/22/09	(b)	425	422
Harley-Davidson Motorcycle Trust
3.76%, 12/17/12		325	318
4.07%, 2/15/12		200	196
4.41%, 6/15/12		300	295
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(b)	250	247
Honda Auto Receivables Owner Trust
3.87%, 4/20/09		250	246
3.93%, 1/15/09		150	148
4.85%, 10/19/09		350	348
Hyundai Auto Receivables Trust
3.98%, 11/16/09		200	196
Merrill Auto Trust Securitization
4.10%, 8/25/09		325	320
National City Auto Receivables Trust
2.88%, 5/15/11		225	217
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09		300	296

1

TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		25	24
USAA Auto Owner Trust
3.16%, 2/17/09		249	246
3.58%, 2/15/11		250	245
3.90%, 7/15/09		200	198
Volkswagen Auto Lease Trust
3.82%, 5/20/08		175	173
Wachovia Auto Owner Trust
2.91%, 4/20/09		116	114
4.06%, 9/21/09		150	148
4.79%, 4/20/10		350	348
World Omni Auto Receivables Trust
3.29%, 11/12/08		94	93
			7,888
Finance (2.0%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(b)	325	338
American Express Co. (Convertible)
1.85%, 12/1/33	(b)(c)	615	640
1.85%, 12/1/33	(c)	400	417
American General Finance Corp.
4.625%, 5/15/09 - 9/1/10		215	210
AXA Financial, Inc.
6.50%, 4/1/08		95	97
Bank One Corp.
6.00%, 2/17/09		25	25
CIT Group, Inc.
3.65%, 11/23/07		40	39
4.75%, 8/15/08		100	99
5.00%, 11/24/08		55	55
7.375%, 4/2/07		35	36
Conseco, Inc. (Convertible)
3.50%, 9/30/35	(b)(c)	706	778
Countrywide Home Loans, Inc.
3.25%, 5/21/08		215	206
4.00%, 3/22/11		10	9
EOP Operating LP
4.75%, 3/15/14		25	23
7.50%, 4/19/29		30	32
7.875%, 7/15/31		60	68
Farmers Exchange Capital
7.05%, 7/15/28	(b)	300	305
General Electric Capital Corp.
4.25%, 12/1/10		30	29
4.75%, 9/15/14		75	71
5.875%, 2/15/12		230	235
6.75%, 3/15/32		90	101
Goldman Sachs Group, Inc.
5.25%, 10/15/13		120	117
Household Finance Corp.
4.125%, 11/16/09		35	34
6.40%, 6/17/08		15	15
HSBC Finance Corp.
4.125%, 12/15/08		75	73
5.875%, 2/1/09		100	101
6.375%, 10/15/11		220	229
6.75%, 5/15/11		65	69
8.00%, 7/15/10		85	93
International Lease Finance Corp.
3.75%, 8/1/07		50	49
JPMorgan Chase & Co.
6.00%, 2/15/09		165	168
M&I Marshall & IIsley Bank
3.80%, 2/8/08		185	180
Mantis Reef Ltd.
4.692%, 11/14/08	(b)	200	195
Marsh & McClennan Cos., Inc.
5.375%, 7/15/14		305	293

2

Nationwide Building Society
4.25%, 2/1/10	(b)	220	211
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17		145	146
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07		115	115
Residential Capital Corp.
6.375%, 6/30/10		395	398
SLM Corp.
4.00%, 1/15/10		300	283
5.00%, 10/1/13		85	82
Sovereign Bank
4.00%, 2/1/08		100	98
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		210	208
Textron Financial Corp.
5.13%, 2/3/11		215	211
USB Capital IX
6.19%, 12/31/49	(d)	325	322
Wachovia Capital Trust III
5.80%, 12/31/49		845	831
Washington Mutual, Inc.
8.25%, 4/1/10	(d)	240	261
World Financial Properties
6.91%, 9/1/13	(b)	347	363
Xlliac Global Funding
4.80%, 8/10/10	(b)	200	194
			9,152
Industrials (9.8%)
3M Co. (Convertible)
2.40%, 11/21/32		1,600	1,416
Allied Waste North America (Convertible)
4.25%, 4/15/34		500	466
America West Airlines, Inc.
7.10%, 4/2/21		84	86
Amgen, Inc. (Convertible)
0.38%, 2/1/13	(b)	2,000	2,030
AMR Corp. (Convertible)
4.25%, 9/23/23		1,497	2,528
AT&T, Inc.
6.15%, 9/15/34		125	119
Brookfield Asset Management Inc.
7.125%, 6/15/12		130	138
8.125%, 12/15/08		65	69
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		45	43
Burlington Northern Santa Fe Corp.
6.125%, 3/15/09		155	158
Caterpillar Financial Services Corp.
3.625%, 11/15/07		165	161
Chiron Corp. (Convertible)
1.625%, 8/1/33		1,500	1,468
2.75%, 6/30/34	(b)	1,350	1,333
Comcast Corp.
6.75%, 1/30/11		245	255
ConAgra Foods, Inc.
7.00%, 10/1/28		70	73
8.25%, 9/15/30		85	100
Consumers Energy Co.
4.00%, 5/15/10		20	19
4.80%, 2/17/09		55	54
Cooper Industries, Inc.
5.25%, 7/1/07		50	50
5.25%, 11/15/12	(b)	165	162
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31		95	111
Deutsche Telekom International Finance BV
8.25%, 6/15/30		205	246
Eastman Kodak Co. (Convertible)
3.375%, 10/15/33		1,200	1,282

3

EchoStar Communications Corp. (Convertible)
5.75%, 5/15/08		1,500	1,489
Edwards Lifesciences Corp. (Convertible)
3.875%, 5/15/33		1,200	1,200
Enzon Pharmaceuticals, Inc. (Convertible)
4.50%, 7/1/08		1,000	936
FBG Finance, Ltd.
5.125%, 6/15/15	(b)	235	220
FedEx Corp.
2.65%, 4/1/07		25	24
7.25%, 2/15/11		10	11
France Telecom S.A.
8.50%, 3/1/31		225	282
Fred Meyer, Inc.
7.45%, 3/1/08		160	165
General Mills, Inc.
3.875%, 11/30/07		105	103
General Mills, Inc. (Convertible)
0.00%, 10/28/22		2,400	1,677
Halliburton Co. (Convertible)
3.125%, 7/15/23		1,080	2,140
Harrah’s Operating Co., Inc.
5.625%, 6/1/15		265	254
Heinz (H.J.) Co.
6.428%, 12/1/08	(b)	90	92
Hyatt Equities LLC
6.875%, 6/15/07	(b)	110	112
ICI Wilmington, Inc.
4.375%, 12/1/08		40	39
ImClone Systems, Inc. (Convertible)
1.375%, 5/15/24		1,400	1,214
Intel Corp. (Convertible)
2.95%, 12/15/35	(b)	684	590
International Game Technology (Convertible)
0.00%, 1/29/33		1,060	799
International Paper Co. (Convertible)
0.00%, 6/20/21		2,000	1,140
L-3 Communications Corp. (Convertible)
3.00%, 8/1/35	(b)	1,212	1,251
LG Electronics, Inc.
5.00%, 6/17/10	(b)	130	125
Ltd. Brands
6.95%, 3/1/33		110	108
Manor Care, Inc. (Convertible)
2.13%, 8/1/35	(c)	62	68
2.13%, 8/1/35	(b)(c)	942	1,026
Medimmune, Inc. (Convertible)
1.00%, 7/15/23		1,600	1,584
Medtronic, Inc. (Convertible)
1.25%, 9/15/21		1,600	1,594
Mohawk Industries, Inc.
6.125%, 1/15/16		115	114
7.20%, 4/15/12		110	115
News America, Inc.
6.40%, 12/15/35	(b)	155	149
7.125%, 4/8/28		30	31
Norfolk Southern Corp.
7.35%, 5/15/07		75	77
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		1,278	1,213
Northrop Grumman Corp.
4.079%, 11/16/06		70	70
Omnicare, Inc. (Convertible)
3.25%, 12/15/35		1,690	1,629
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		20	20
Qwest Communications International, Inc. (Convertible)
3.50%, 11/15/25		1,618	2,158
Raytheon Co.
6.15%, 11/1/08		75	76

4

Red Hat, Inc. (Convertible)
0.50%, 1/15/24		246	297
Sealed Air Corp.
5.625%, 7/15/13	(b)	250	243
Sealed Air Corp. (Convertible)
3.00%, 6/30/33	(b)	800	788
Southwest Airlines Co.
5.496%, 11/1/06		40	40
Sprint Capital Corp.
8.75%, 3/15/32		40	50
St. Jude Medical, Inc. (Convertible)
2.80%, 12/15/35		1,005	996
Supervalu, Inc. (Convertible)
0.00%, 11/2/31		3,200	1,068
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(b)	62	65
Telecom Italia Capital S.A.
4.00%, 11/15/08 - 1/15/10		305	287
Teradyne, Inc. (Convertible)
3.75%, 10/15/06		136	135
Teva Pharmaceutical Finance, Ltd. (Convertible)
1.75%, 2/1/26		1,798	1,787
Textron Financial Corp.
4.125%, 3/3/08		95	93
Union Pacific Corp.
6.625%, 2/1/08		75	77
6.65%, 1/15/11		25	26
6.79%, 11/9/07		20	20
United Technologies Corp.
4.375%, 5/1/10		95	92
Valeant Pharmaceuticals International (Convertible)
4.00%, 11/15/13	(b)	312	268
Verizon New England, Inc.
6.50%, 9/15/11		20	20
Watson Pharmaceuticals, Inc. (Convertible)
1.75%, 3/15/23		1,650	1,497
WellPoint, Inc.
3.75%, 12/14/07		80	78
4.25%, 12/15/09		80	77
WPP Finance UK Corp.
5.875%, 6/15/14		125	124
			44,390
Media (0.2%)
Tribune Co. (Convertible)
2.00%, 5/15/29		13	922
U.S. Government Agency Securities (0.5%)
Federal Home Loan Mortgage Corporation
2.375%, 2/15/07		1,275	1,246
Federal National Mortgage Association
6.625%, 10/15/07		1,150	1,176
			2,422
U.S. Treasury Securities (11.7%)
U.S. Treasury Bond
5.50%, 8/15/28		5	5
6.125%, 8/15/29		2,475	2,838
6.375%, 8/15/27		2,585	3,023
7.625%, 2/15/25		1,860	2,432
8.125%, 8/15/19		532	691
U.S. Treasury Notes
2.75%, 8/15/07		9,250	8,995
3.125%, 5/15/07		8,650	8,488
4.00%, 11/15/12		150	143
4.25%, 8/15/13 - 11/15/13		14,725	14,158
4.75%, 11/15/08		1,400	1,397
5.00%, 2/15/11		4,625	4,664
5.75%, 8/15/10		3,950	4,095
8.125%, 8/15/21		1,350	1,787
U.S. Treasury Strip, IO
4.42%, 2/15/25		450	173
U.S. Treasury Strip, PO
4.65%, 2/15/27		600	211
			53,100

5

Utilities (1.0%)
Ameren Corp.
4.263%, 5/15/07		210	207
Arizona Public Service Co.
5.80%, 6/30/14		200	197
6.75%, 11/15/06		45	45
Carolina Power & Light Co.
5.125%, 9/15/13		200	194
CC Funding Trust I
6.90%, 2/16/07		210	212
CenterPoint Energy, Inc. (Convertible)
5.00%, 9/15/29	(d)	43	1,439
Cincinnati Gas & Electric
5.70%, 9/15/12		125	125
Consolidated Natural Gas Co.
5.00%, 12/1/14		75	71
6.25%, 11/1/11		45	46
Detroit Edison Co.
6.125%, 10/1/10		90	92
Entergy Gulf States, Inc.
3.60%, 6/1/08		200	191
FPL Group Capital, Inc.
3.25%, 4/11/06		116	116
Pacific Gas & Electric Co.
6.05%, 3/1/34		180	177
PG&E Corp. (Convertible)
9.50%, 6/30/10		140	396
Public Service Electricity & Gas Co.
5.00%, 1/1/13		20	20
Reliant Energy, Inc. (Convertible)
5.00%, 8/15/10	(b)	529	673
Sempra Energy
4.621%, 5/17/07		110	109
Texas Eastern Transmission LP
7.00%, 7/15/32		95	106
Wisconsin Electric Power
3.50%, 12/1/07		140	136
			4,552
Total Fixed Income Securities (Cost $123,195)			125,639

		Shares
Common Stocks (63.5%)
Aerospace & Defense (1.5%)
Northrop Grumman Corp.		47,600	3,251
Raytheon Co.		72,580	3,327
			6,578
Automobiles (0.6%)
Honda Motor Co., Ltd. ADR		88,540	2,741
Beverages (1.6%)
Coca-Cola Co. (The)		109,670	4,592
Diageo plc ADR		38,650	2,451
			7,043
Biotechnology (0.8%)
Applera Corp. - Applied Biosystems Group		38,180	1,036
Chiron Corp.	(e)	60,450	2,769
			3,805
Capital Markets (3.9%)
Charles Schwab Corp. (The)		271,530	4,673
Goldman Sachs Group, Inc.		12,870	2,020
Merrill Lynch & Co., Inc.		95,760	7,542
State Street Corp.		56,490	3,414
			17,649
Chemicals (2.7%)
Bayer AG ADR		205,930	8,248
Dow Chemical Co. (The)		14,640	594
E.I. du Pont de Nemours & Co.		64,330	2,715
Lanxess AG	(e)	11,482	432
			11,989
Commercial Banks (1.9%)
Bank of America Corp.		111,610	5,083

6

Fifth Third Bancorp		18,740	737
PNC Financial Services Group, Inc.		43,750	2,945
			8,765
Communications Equipment (0.4%)
Motorola, Inc.		76,700	1,757
Computers & Peripherals (0.3%)
Hewlett-Packard Co.		41,480	1,365
Diversified Financial Services (4.0%)
Citigroup, Inc.		175,260	8,278
JPMorgan Chase & Co.		234,446	9,762
			18,040
Diversified Telecommunication Services (3.8%)
France Telecom S.A. ADR		134,390	3,021
Sprint Nextel Corp.		304,109	7,858
Verizon Communications, Inc.		185,100	6,305
			17,184
Electric Utilities (1.9%)
American Electric Power Co., Inc.		63,710	2,168
Entergy Corp.		56,720	3,910
FirstEnergy Corp.		52,830	2,583
			8,661
Energy Equipment & Services (1.4%)
Schlumberger Ltd.		50,950	6,449
Food & Staples Retailing (1.0%)
Wal-Mart Stores, Inc.		96,080	4,539
Food Products (2.2%)
Cadbury Schweppes plc ADR		75,740	3,030
Unilever N.V. (NY Shares)		101,720	7,041
			10,071
Health Care Equipment & Supplies (0.8%)
Bausch & Lomb, Inc.		39,540	2,519
Baxter International, Inc.		30,824	1,196
			3,715
Health Care Providers & Services (1.5%)
Cigna Corp.		36,070	4,711
McKesson Corp.		37,570	1,959
			6,670
Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.		43,630	1,499
Household Products (0.5%)
Procter & Gamble Co.		40,310	2,323
Industrial Conglomerates (2.9%)
General Electric Co.		224,280	7,800
Siemens AG ADR		56,740	5,287
			13,087
Insurance (5.2%)
ACE Ltd.		9,400	489
Aegon N.V. (NY Shares)		77,010	1,419
Chubb Corp.		48,656	4,644
Hartford Financial Services Group, Inc.		33,650	2,710
Marsh & McLennan Cos., Inc.		174,020	5,109
MGIC Investment Corp.		28,180	1,878
St. Paul Travelers Cos., Inc. (The)		120,447	5,033
XL Capital Ltd., Class A		38,820	2,489
			23,771
Machinery (0.6%)
Ingersoll-Rand Co., Ltd., Class A		62,000	2,591
Media (4.7%)
CBS Corp.		15,625	375
Clear Channel Communications, Inc.		197,850	5,739
Time Warner, Inc.		408,110	6,852
Viacom, Inc. Class B	(e)	84,385	3,274
Walt Disney Co.		183,500	5,118
			21,358
Metals & Mining (1.1%)
Newmont Mining Corp.		92,660	4,808
Multi-Utilities & Unregulated Power (0.1%)
Williams Cos., Inc.		29,200	625
Multiline Retail (0.6%)
Kohl’s Corp.	(e)	52,450	2,780

7

Oil, Gas & Consumable Fuels (3.5%)
BP plc ADR		66,820	4,607
ConocoPhillips		75,230	4,751
Exxon Mobil Corp.		31,780	1,934
Royal Dutch Shell plc ADR		76,410	4,757
			16,049
Personal Products (0.2%)
Avon Products, Inc.		24,050	750
Pharmaceuticals (8.8%)
Abbott Laboratories		81,690	3,469
Bristol-Myers Squibb Co.		191,920	4,723
Eli Lilly & Co.		93,170	5,152
GlaxoSmithKline plc ADR		53,880	2,819
Pfizer, Inc.		201,400	5,019
Roche Holding AG ADR		83,170	6,177
Sanofi-Aventis ADR		55,370	2,627
Schering-Plough Corp.		291,830	5,542
Wyeth		88,290	4,284
			39,812
Semiconductors & Semiconductor Equipment (1.0%)
Intel Corp.		117,230	2,268
Micron Technology, Inc.	(e)	166,905	2,457
			4,725
Software (1.2%)
Symantec Corp.	(e)	328,380	5,527
Specialty Retail (0.3%)
Office Depot, Inc.	(e)	33,900	1,262
Thrifts & Mortgage Finance (1.5%)
Federal Home Loan Mortgage Corporation		93,120	5,680
PMI Group, Inc. (The)		23,300	1,070
			6,750
Tobacco (0.7%)
Altria Group, Inc.		42,750	3,029
Total Common Stocks (Cost $262,631)			287,767
Preferred Stocks (3.4%)
Airlines (0.0%)
Continental Airlines Finance Trust II, 6.00% (Convertible)		6,000	205
Banks (0.4%)
Sovereign Capital Trust, 4.375% (Convertible)		35,100	1,601
Capital Markets (0.2%)
Lazard Ltd., 6.625% (Convertible)		21,600	851
Chemicals (0.0%)
Huntsman Corp., 5.00% (Convertible)		1,200	52
Consumer Durables & Apparel (0.2%)
Newell Financial Trust I, 5.25% (Convertible)		20,100	867
Diversified Telecommunication Services (0.5%)
Lucent Technologies Capital Trust I, 7.75% (Convertible)		2,200	2,206
Gas Utilities (0.4%)
El Paso Corp., 4.99% (Convertible)		800	867
El Paso Energy Capital Trust I, 4.75% (Convertible)		25,000	891
			1,758
Health Care Providers & Services (0.1%)
Omnicare, Inc., 4.00% (Convertible)		4,400	317
Insurance (0.4%)
Conseco, Inc., 5.50% (Convertible)		13,500	403
Travelers Property Casualty Corp., 4.50% (Convertible)		13,500	332
UnumProvident Corp., 8.25% (Convertible)		10,500	410
XL Capital Ltd., 7.00% (Convertible)		23,200	577
			1,722
Media (0.1%)
Interpublic Group of Cos., Inc., 5.25% (Convertible)	(b)	500	469
Interpublic Group of Cos., Inc., Series A, 5.375% (Convertible)		300	11
			480
Oil, Gas & Consumable Fuels (0.4%)
Amerada Hess Corp., 7.00% (Convertible)		15,000	1,796
Pharmaceuticals (0.3%)
Schering Plough Corp., 6.00% (Convertible)		31,000	1,581
Thrifts & Mortgage Finance (0.4%)
Federal National Mortgage Association, 5.375% (Convertible)		20	1,921
Total Preferred Stocks (Cost $15,380)			15,357

8

		Face
		Amount
		(000)
Short-Term Investment (5.4%)
Repurchase Agreement (5.4%)
J.P. Morgan Securities, Inc. 4.73%, dated 3/31/06, due 4/3/06 repurchase price $24,626 (Cost $24,616)	(f)	$24,616	24,616
Total Investments + (100.0%) (Cost $425,822)			453,379
Other Assets in Excess of Liabilities (0.0%)			168
Net Assets (100%)			$453,547

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.
(e)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depository Receipt
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $425,822,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $27,557,000 of which $35,302,000 related to appreciated securities and $7,745,000 related to depreciated securities.

9

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

		Shares	Value (000)
Common Stocks (93.8%)
Canada (1.5%)
Torstar Corp., Class B		130,888	$2,561
Finland (3.9%)
Kone OYJ, Class B		165,524	6,813
France (8.7%)
Groupe Danone		53,844	6,596
Pernod-Ricard S.A.		22,509	4,312
Sanofi-Aventis		45,795	4,355
			15,263
Netherlands (8.0%)
Koninklijke Numico N.V.	(a)	92,208	4,079
Reed Elsevier N.V.		278,256	3,989
Wolters Kluwer N.V. CVA		239,941	5,983
			14,051
Spain (2.9%)
Altadis S.A.		115,117	5,161
Sweden (3.3%)
Swedish Match AB		426,098	5,825
Switzerland (6.0%)
Nestle S.A. (Registered)		19,099	5,670
Novartis AG (Registered)		87,576	4,870
			10,540
United Kingdom (33.6%)
British American Tobacco plc		535,459	12,967
Cadbury Schweppes plc		971,138	9,650
Diageo plc		424,660	6,688
GCAP Media plc		291,609	1,160
GlaxoSmithKline plc		176,589	4,617
Imperial Tobacco Group plc		169,571	5,029
Reckitt Benckiser plc		288,588	10,157
SMG plc		276,167	419
Unilever plc		391,155	4,002
WPP Group plc		369,092	4,428
			59,117
United States (25.9%)
Altria Group, Inc.		99,083	7,021
Bristol-Myers Squibb Co.		180,493	4,442
Brown-Forman Corp., Class B		64,930	4,998
Harley-Davidson, Inc.		78,868	4,092
Kellogg Co.		56,562	2,491
Kimberly-Clark Corp.		78,190	4,519
Merck & Co., Inc.		120,939	4,261
New York Times Co. (The), Class A		134,317	3,399
Pfizer, Inc.		268,492	6,691
Scotts Miracle-Gro, Co. (The), Class A		77,873	3,563
			45,477
Total Common Stocks (Cost $143,742)			164,808

		Face
		Amount
		(000)

Short-Term Investment (5.8%)
Repurchase Agreement (5.8%)
J.P. Morgan Securities, Inc. 4.73%, dated 3/31/06, due 4/3/06 repurchase price $10,163 (Cost $10,159)	(b)	$10,159	10,159
Total Investments + (99.6%) (Cost $153,901)			174,967
Other Assets in Excess of Liabilities (0.4%)			693
Net Assets (100%)			175,660

1

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $153,901,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $21,066,000 of which $23,555,000 related to appreciated securities and $2,489,000 related to depreciated securities.

2

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net Unrealized
							Appreciation
Currency to Deliver		Value	Settlement	In Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	11,730	$20,382	4/24/06	USD	20,603	$20,603	221

GBP — British Pound

USD — United States Dollar

3

The Universal Institutional Funds, Inc.

Global Value Equity Portfolio
First Quarter Report
March 31, 2006 (unaudited)

Portfolio of Investments

		Shares	Value (000)
Common Stocks (97.0%)
Australia (2.1%)
Boral Ltd.		125,559	$802
Foster’s Group Ltd.		165,505	629
National Australia Bank Ltd.		49,371	1,333
			2,764
Bermuda (4.2%)
Tyco International Ltd.		132,644	3,565
XL Capital Ltd., Class A		31,065	1,992
			5,557
France (6.6%)
BNP Paribas S.A.		21,258	1,974
BNP Paribas S.A.(New Issue)	(a)	2,066	185
France Telecom S.A.		31,396	706
Lafarge S.A.		15,736	1,783
Sanofi-Aventis		21,027	2,000
Total S.A.		8,395	2,215
			8,863
Germany (1.7%)
BASF AG	(a)	9,224	723
Bayerische Motoren Werke AG		28,500	1,569
			2,292
Hong Kong (0.5%)
HongKong Electric Holdings Ltd.		149,000	701
Ireland (2.9%)
Bank of Ireland		108,954	2,027
Kerry Group plc, Class A		73,886	1,774
			3,801
Italy (1.8%)
ENI S.p.A.		85,869	2,443
Japan (8.3%)
Astellas Pharma, Inc.		34,100	1,295
Canon, Inc.		27,300	1,807
Fuji Photo Film Co., Ltd.		5,300	177
Kao Corp.		56,000	1,475
Mitsui Sumitomo Insurance Co., Ltd.		67,000	911
Nissan Motor Co., Ltd.		111,000	1,318
Sumitomo Electric Industries Ltd.		118,100	1,871
Takeda Pharmaceutical Co., Ltd.		37,800	2,155
			11,009
Netherlands (4.9%)
Koninklijke Philips Electronics N.V.		19,314	652
Royal Dutch Shell plc ADR		45,082	2,807
Unilever N.V. CVA		28,055	1,948
Wolters Kluwer N.V. CVA		44,845	1,118
			6,525
New Zealand (0.7%)
Telecom Corp. of New Zealand Ltd.		275,279	939
South Korea (0.9%)

1

SK Telecom Co., Ltd. ADR		48,479	1,144
Spain (2.0%)
Banco Bilbao Vizcaya Argentaria S.A.		71,597	1,494
Telefonica S.A.		77,085	1,209
			2,703
Switzerland (3.0%)
Novartis AG (Registered)		11,358	632
Syngenta AG	(a)	11,674	1,640
UBS AG (Registered)		15,755	1,731
			4,003
Taiwan (0.7%)
Chunghwa Telecom Co., Ltd. ADR		49,500	970
United Kingdom (19.4%)
Amvescap plc		94,452	881
BAA plc		68,915	992
Barclays plc		160,727	1,881
Cadbury Schweppes plc		295,089	2,932
Diageo plc		96,716	1,523
GlaxoSmithKline plc		133,227	3,483
Imperial Tobacco Group plc		79,778	2,366
Morrison W M Supermarkets plc		400,555	1,322
Reed Elsevier plc		225,139	2,159
Rentokil Initial plc		174,011	472
Rolls-Royce Group plc	(a)	308,635	2,456
Rolls-Royce Group plc, Class B		16,844,941	30
Royal Bank of Scotland Group plc		65,999	2,147
Vodafone Group plc		1,175,529	2,461
WPP Group plc		63,836	766
			25,871
United States (37.3%)
Alcoa, Inc.		33,996	1,039
Altria Group, Inc.		39,340	2,788
American Electric Power Co., Inc.		34,288	1,166
American International Group, Inc.		11,062	731
AT&T, Inc.		25,822	698
BJ’s Wholesale Club, Inc.	(a)	34,121	1,075
Boeing Co.		51,015	3,976
Bristol-Myers Squibb Co.		62,757	1,544
CBS Corp., Class B		17,061	409
Chevron Corp.		24,379	1,413
Citigroup, Inc.		109,751	5,184
EMC Corp./Massachusetts	(a)	73,641	1,004
Exxon Mobil Corp.		10,014	609
First Data Corp.		33,450	1,566
Freddie Mac		28,846	1,760
General Dynamics Corp.		10,746	688
Hewlett-Packard Co.		38,603	1,270
International Business Machines Corp.		35,090	2,894
McDonald’s Corp.		44,123	1,516
Mellon Financial Corp.		45,425	1,617
Merrill Lynch & Co., Inc.		25,283	1,991
New York Times Co. (The), Class A		18,853	477
Northrop Grumman Corp.		18,673	1,275
Pfizer, Inc.		86,525	2,156
Schering-Plough Corp.		140,880	2,675
St. Paul Travelers Cos., Inc. (The)		48,926	2,045
Verizon Communications, Inc.		37,660	1,283

2

Viacom, Inc., Class B	(a)	17,061	662
Wyeth		59,985	2,911
Xerox Corp.	(a)	90,012	1,368
			49,790
Total Common Stocks (Cost $106,940)			129,375

		Face
		Amount
		(000)
Short-Term Investment (1.7%)
Repurchase Agreement (1.7%)
J.P. Morgan Securities, Inc. 4.73%, dated 3/31/06, due 4/3/06 repurchase price $2,205 (Cost $2,204)	(b)	$2,204	$2,204
Total Investments + (98.7%) (Cost $109,144)			131,579
Other Assets in Excess of Liabilities (1.3%)			1,783
Net Assets (100%)			133,362

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $109,144,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $22,435,000 of which $25,070,000 related to appreciated securities and $2,635,000 related to depreciated securities.

3

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net Unrealized
							Appreciation
Currency to Deliver			Settlement	In Exchange For		Value	(Depreciation)
(000)		Value (000)	Date	(000)		(000)	(000)
AUD	56	$40	4/4/06	USD	40	$40	$ @—
EUR	234	283	4/3/06	USD	283	283	@—
EUR	18	22	4/4/06	USD	22	22	@—
GBP	215	374	4/3/06	USD	374	374	@—
HKD	73	10	4/3/06	USD	10	10	@—
JPY	20,512	174	4/4/06	USD	174	174	@—
NZD	22	13	4/4/06	USD	13	13	@—
		$916				$916	$ @—

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— United States Dollar
@	— Amount is less than $500.

4

The Universal Institutional Funds, Inc.

High Yield Portfolio

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

		Face
		Amount		Value
		(000)		(000)
Fixed Income Securities (93.4%)
Aerospace (1.4%)
Hexcel Corp.
6.75%, 2/1/15		$280		$279
K&F Acquisition, Inc.
7.75%, 11/15/14		480		488
				767
Broadcasting (1.6%)
LIN Television Corp.
6.50%, 5/15/13		455		430
Salem Communications Holding Corp.
9.00%, 7/1/11		440		463
				893
Cable (5.7%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	(a)	EUR	515	710
Cablevision Systems Corp.
9.62%, 4/1/09	(b)		$480	506
CCH I LLC
11.00%, 10/1/15		331		277
Echostar DBS Corp.
6.375%, 10/1/11		505		496
Intelsat Subsidiary Holdings Co., Ltd.
8.625%, 1/15/15		350		363
9.614%, 1/15/12	(b)	350		358
PanAmSat Corp.
9.00%, 8/15/14		52		55
PanAmSat Holding Corp.
0.00%, 11/1/14	(c)	450		326
Renaissance Media Group LLC
10.00%, 4/15/08	(c)	150		150
				3,241
Chemicals (5.5%)
Cognis Deutschland GmbH & Co. KG
7.226%, 11/15/13	(a)(b)	EUR	335	417
Equistar Chemicals LP/Equistar Funding Corp.
10.125%, 9/1/08		$270		288
10.625%, 5/1/11		135		147
Huntsman International LLC
10.125%, 7/1/09		219		226
10.125%, 7/1/09		EUR	68	86
Innophos Investments Holdings, Inc.
12.749%, 2/15/15	(b)	$249		252
Innophos, Inc.
8.875%, 8/15/14		235		246
Koppers, Inc.
9.875%, 10/15/13		65		71
Millennium America, Inc.
9.25%, 6/15/08		185		189
Nalco Co.
7.75%, 11/15/11		230		234
8.875%, 11/15/13		330		345
Rockwood Specialties Group, Inc.
7.625%, 11/15/14		EUR	105	132
10.625%, 5/15/11		$240		265
Westlake Chemical Corp.

1

6.625%, 1/15/16		245	243
			3,141
Consumer Products (2.0%)
Levi Strauss & Co.
9.74%, 4/1/12	(b)	660	686
Oxford Industries, Inc.
8.875%, 6/1/11		130	135
Spectrum Brands, Inc.
7.375%, 2/1/15		60	52
8.50%, 10/1/13
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10		218	235
			1,108
Diversified Media (4.6%)
Advanstar Communications, Inc.
10.75%, 8/15/10		230	251
AMC Entertainment, Inc.
8.999%, 8/15/10	(b)	210	218
CanWest Media, Inc.
8.00%, 9/15/12		503	518
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12		147	169
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13		219	243
Houghton Mifflin Co.
8.25%, 2/1/11		150	156
9.875%, 2/1/13		435	470
Nebraska Book Co., Inc.
8.625%, 3/15/12		125	116
Primedia, Inc.
8.875%, 5/15/11		315	309
Quebecor World Capital Corp.
8.75%, 3/15/16	(a)	180	176
			2,626
Energy (8.9%)
Chaparral Energy, Inc.
8.50%, 12/1/15	(a)	420	439
CHC Helicopter Corp.
7.375%, 5/1/14		570	584
Chesapeake Energy Corp.
6.375%, 6/15/15		140	138
7.50%, 9/15/13		700	735
El Paso Production Holding Co.
7.75%, 6/1/13		400	417
Hanover Compressor Co.
8.625%, 12/15/10		85	90
9.00%, 6/1/14		150	162
Hanover Equipment Trust
8.50%, 9/1/08		69	71
8.75%, 9/1/11		145	152
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/1/15	(a)	470	471
10.50%, 9/1/10	(a)	214	237
Husky Oil Ltd.
8.90%, 8/15/28	(b)	325	345
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		102	110
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14		270	276
Pogo Producing Co.
6.875%, 10/1/17		340	337
Vintage Petroleum, Inc.
7.875%, 5/15/11		440	458
			5,022

2

Financial (0.5%)
Residential Capital Corp.
6.375%, 6/30/10			290	292
Food and Drug (3.3%)
Albertson’s, Inc.
7.25%, 5/1/13			310	307
7.50%, 2/15/11			125	127
CA FM Lease Trust
8.50%, 7/15/17	(a)		211	227
Delhaize America, Inc.
8.125%, 4/15/11			435	472
Jean Coutu Group, Inc.
7.625%, 8/1/12			110	107
8.50%, 8/1/14			315	291
Rite Aid Corp.
8.125%, 5/1/10			315	323
				1,854
Food/Tobacco (4.8%)
Michael Foods, Inc.
8.00%, 11/15/13			230	236
Pilgrim’s Pride Corp.
9.25%, 11/15/13			400	405
9.625%, 9/15/11			605	634
RJ Reynolds Tobacco Holdings, Inc.
6.50%, 7/15/10			595	602
Smithfield Foods, Inc.
7.00%, 8/1/11			700	700
7.625%, 2/15/08			160	164
				2,741
Forest Products (5.8%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13			255	221
8.55%, 8/1/10			106	107
Covalence Specialty Materials Corp.
10.25%, 3/1/16	(a)		320	338
Crown Americas LLC and Crown Americas Capital Corp.
7.625%, 11/15/13	(a)		385	400
Graham Packaging Co., Inc.
8.50%, 10/15/12			280	284
9.875%, 10/15/14			340	346
Graphic Packaging International Corp.
9.50%, 8/15/13			400	376
JSG Funding plc
10.125%, 10/1/12		EUR	117	159
Owens-Illinois, Inc.
7.35%, 5/15/08		$495		502
7.50%, 5/15/10			435	443
Pliant Corp.
11.125%, 9/1/09	(d)		75	79
13.00%, 6/1/10	(d)		151	63
				3,318
Gaming/Leisure (7.2%)
Caesars Entertainment Corp.
7.00%, 4/15/13			150	156
9.375%, 2/15/07			230	238
HMH Properties, Inc.
7.875%, 8/1/08			3	3
Host Marriott LP REIT
6.375%, 3/15/15			255	252
7.125%, 11/1/13			505	516
Isle of Capri Casinos, Inc.
7.00%, 3/1/14			580	576
Las Vegas Sands Corp.
6.375%, 2/15/15			460	444
MGM Mirage
6.00%, 10/1/09			1,190	1,178

3

Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12			160	175
Station Casinos, Inc.
6.00%, 4/1/12			555	550
				4,088
Health Care (7.2%)
AmerisourceBergen Corp.
5.625%, 9/15/12	(a)		605	598
Community Health Systems, Inc.
6.50%, 12/15/12			255	248
DaVita, Inc.
6.625%, 3/15/13			275	276
Fisher Scientific International, Inc.
6.125%, 7/1/15			270	265
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08			555	570
HCA, Inc.
6.30%, 10/1/12			275	270
8.70%, 2/10/10			160	173
8.75%, 9/1/10			125	136
MedCath Holdings Corp.
9.875%, 7/15/12			300	314
Omnicare, Inc.
6.75%, 12/15/13			295	295
Tenet Healthcare Corp.
7.375%, 2/1/13			165	151
9.875%, 7/1/14			135	137
VWR International, Inc.
6.875%, 4/15/12			390	386
Warner Chilcott Corp.
8.75%, 2/1/15	(a)		295	294
				4,113
Housing (2.4%)
Goodman Global Holding Co., Inc.
7.491%, 6/15/12	(b)		105	107
Interface, Inc.
7.30%, 4/1/08			75	77
9.50%, 2/1/14			350	360
10.375%, 2/1/10			95	105
Nortek, Inc.
8.50%, 9/1/14			430	440
Technical Olympic USA, Inc.
9.00%, 7/1/10			155	160
10.375%, 7/1/12			135	137
				1,386
Information Technology (2.4%)
Iron Mountain, Inc.
7.75%, 1/15/15			60	61
8.625%, 4/1/13			635	664
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08			325	308
SunGard Data Systems, Inc.
9.125%, 8/15/13	(a)		280	297
9.431%, 8/15/13	(a)(b)		25	27
				1,357
Manufacturing (3.1%)
General Cable Corp.
9.50%, 11/15/10			145	157
Johnsondiversey, Inc.
9.625%, 5/15/12			244	252
9.625%, 5/15/12		EUR	112	140
Manitowoc Co., Inc. (The)
10.375%, 5/15/11			304	392
10.50%, 8/1/12		$49		54

4

NMHG Holding Co.
10.00%, 5/15/09			510	535
Propex Fabrics, Inc.
10.00%, 12/1/12			255	244
				1,774
Metals (3.1%)
Foundation PA Coal Co.
7.25%, 8/1/14			105	107
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(d)(e)(h)		110	@—
Massey Energy Co.
6.875%, 12/15/13	(a)		525	517
Murrin Murrin Holding Ltd.
9.375%, 8/31/07	(d)(e)(h)		730	@—
Novelis, Inc.
7.25%, 2/15/15	(a)		625	603
Republic Technologies International LLC/RTI Capital Corp.
13.75%, 7/15/09	(d)(e)(h)		315	@—
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12	(a)	EUR	165	220
UCAR Finance, Inc.
10.25%, 2/15/12		$277		298
				1,745
Retail (2.5%)
Brown Shoe Co., Inc.
8.75%, 5/1/12			260	276
Linens ‘N Things, Inc.
10.366%, 1/15/14	(a)(b)		420	423
Phillips-Van Heusen
7.25%, 2/15/11			725	743
				1,442
Service (2.7%)
Allied Waste North America
7.875%, 4/15/13			285	299
8.50%, 12/1/08			150	158
8.875%, 4/1/08			280	295
Buhrmann US, Inc.
7.875%, 3/1/15			120	122
8.25%, 7/1/14			315	329
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.50%, 9/1/10			55	59
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10			270	280
				1,542
Telecommunications (2.1%)
Axtel S.A.
11.00%, 12/15/13			273	311
Esprit Telecommunications Group plc
11.00%, 6/15/08	(d)(e)(h)	DEM	307	@—
Exodus Communications, Inc.
11.625%, 7/15/10	(d)(e)(h)	$430		@—
Qwest Communications International, Inc.
8.249%, 2/15/09	(b)		325	334
Qwest Corp.
5.625%, 11/15/08			100	100
Rhythms NetConnections, Inc.
13.50%, 5/15/08	(d)(e)(h)		844	@—
14.00%, 2/15/10	(d)(e)(h)		481	@—
Wind Acquisition Finance S.A.
10.75%, 12/1/15	(a)		385	418
				1,163
Transportation (7.3%)
Amsted Industries, Inc.
10.25%, 10/15/11	(a)		575	637
ArvinMeritor, Inc.
8.75%, 3/1/12			140	138

5

Ford Motor Co.
7.45%, 7/16/31		400	299
Ford Motor Credit Co.
5.625%, 10/1/08		320	293
General Motors Acceptance Corp.
4.375%, 12/10/07		360	334
6.875%, 9/15/11		155	145
General Motors Corp.
7.125%, 7/15/13		145	109
8.375%, 7/15/33		700	516
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12		440	444
Sonic Automotive, Inc.
8.625%, 8/15/13		770	774
TRW Automotive, Inc.
9.375%, 2/15/13		402	437
			4,126
Utilities (6.7%)
AES Corp. (The)
7.75%, 3/1/14		240	253
8.875%, 2/15/11		30	33
9.00%, 5/15/15	(a)	285	311
9.375%, 9/15/10		40	44
CMS Energy Corp.
7.50%, 1/15/09		445	460
Colorado Interstate Gas Co.
6.80%, 11/15/15	(a)	240	245
Ipalco Enterprises, Inc.
8.625%, 11/14/11		85	93
Monongahela Power Co.
5.00%, 10/1/06		265	264
Nevada Power Co.
8.25%, 6/1/11		210	232
9.00%, 8/15/13		182	201
Northwest Pipeline Corp.
8.125%, 3/1/10		55	58
Ormat Funding Corp.
8.25%, 12/30/20		468	485
PSEG Energy Holdings LLC
8.625%, 2/15/08		343	359
Southern Natural Gas Co.
8.875%, 3/15/10		110	118
Williams Cos., Inc.
7.875%, 9/1/21		590	637
			3,793
Wireless Communications (2.6%)
American Tower Corp.
7.125%, 10/15/12		240	251
7.50%, 5/1/12		230	242
Rural Cellular Corp.
9.41%, 3/15/10	(b)	190	196
SBA Communications Corp.
8.50%, 12/1/12		155	173
SBA Telecommunications, Inc./SBA Communications Corp.
0.00%, 12/15/11	(c)	298	286
UbiquiTel Operating Co.
9.875%, 3/1/11		310	340
			1,488
Total Fixed Income Securities (Cost $53,638)			53,020

		Shares
Common Stock (0.1%)
Broadcasting (0.1%)
Paxson Communications Corp.		234,275	19
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(f)	329	@—

6

XO Holdings, Inc.	(f)	279	1
			1
Utilities (0.0%)
PNM Resources, Inc.	(e)	120	3
Total Common Stocks (Cost $573)			23

		No. of
		Warrants
Warrant (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(f)	437	@—
XO Holdings, Inc., Series B, expiring 1/16/10	(f)	437	@—
XO Holdings, Inc., Series C, expiring 1/16/10	(f)	560	1
			1
Utilities (0.0%)
SW Acquisition LP, expiring 4/1/11	(a)(e)(f)(h)	570	@—
Total Warrants (Cost $3)			1

		Amount
		(000)
Short-Term Investment (4.4%)
Repurchase Agreement (4.4%)
J.P. Morgan Securities, Inc. 4.73%, dated 3/31/06, due 4/3/06 repurchase price $2,496 (Cost $2,495)	(g)	$2,495	2,495
Total Investments (97.9%) (Cost $56,709)			55,539
Other Assets in Excess of Liabilities (2.1%)			1,205
Net Assets (100%)			$56,744

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2006.
(c)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
(d)	Security is in default.
(e)	Security has been deemed illiquid — At March 31, 2006.
(f)	Non-income producing security.
(g)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3 .60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Security was valued at fair value — At March 31, 2006, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $56,709,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,170,000 of which $1,646,000 related to appreciated securities and $2,816,000 related to depreciated securities.

@	Face Amount/Value is less than $500.
DEM	German Mark
EUR	Euro
REIT	Real Estate Investment Trust

7

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to							Appreciation
Deliver		Value	Settlement	In Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	572	$696	6/27/06	USD	689	$689	$(7)
EUR	537	654	6/27/06	USD	647	647	(7)
EUR	731	890	6/27/06	USD	881	881	(9)
		$2,240				$2,217	$(23)

USD — United States Dollar

8

The Universal Institutional Funds, Inc.

International Magnum Portfolio

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

		Shares	Value (000)
Common Stocks (92.0%)
Australia (2.5%)
AMP Ltd.		59,300	$369
Australia & New Zealand Banking Group Ltd.		7,640	145
BHP Billiton Ltd.		98,700	1,979
Coles Myer Ltd.		8,500	65
Gunns Ltd.		40,400	95
National Australia Bank Ltd.		6,130	165
Newcrest Mining Ltd.		10,200	171
Qantas Airways Ltd.		21,400	54
QBE Insurance Group Ltd.		11,950	187
Rio Tinto Ltd.		10,250	579
Westpac Banking Corp.		10,550	180
			3,989
Austria (1.7%)
Erste Bank der Oesterreichischen Sparkassen AG		19,576	1,154
Erste Bank der Oesterreichischen Sparkassen AG (New Issue)	(a)	2,092	122
Telekom Austria AG		54,539	1,285
Wiener Staedtische Allgemeine Versicherung AG		3,721	230
			2,791
Belgium (0.7%)
AGFA-Gevaert N.V.		31,894	608
Solvay S.A., Class A		4,558	526
			1,134
China (1.4%)
China Resources Power Holdings Co.		1,272,000	926
Esprit Holdings Ltd.		174,000	1,355
Hutchison Whampoa Ltd.		15,000	138
			2,419
Finland (1.0%)
Fortum Oyj		62,776	1,584
France (10.7%)
Atos Origin S.A.	(a)	6,818	505
AXA S.A.		51,821	1,818
BNP Paribas S.A.		26,413	2,453
BNP Paribas S.A. (New Issue)	(a)	1,368	123
Carrefour S.A.		9,561	509
Cie Generale D’Optique Essilor International S.A.		13,584	1,211
Electricite de France	(a)	10,725	608
France Telecom S.A.		27,471	618
Gaz de France	(a)	21,954	794
Groupe Danone		2,460	301
Lafarge S.A.		4,498	510
LVMH Moet Hennessy Louis Vuitton S.A.		9,131	895
Pernod-Ricard S.A.		2,607	499
Peugeot S.A.		4,173	263
Renault S.A.		2,492	265
Sanofi-Aventis		10,264	976
Schneider Electric S.A.		12,961	1,399
Societe Generale		3,437	517
Sodexho Alliance S.A.		10,970	521
Total S.A.		9,355	2,468
			17,253
Germany (8.8%)
Adidas-Salomon AG		4,850	959
Allianz AG (Registered)		6,319	1,055
AWD Holding AG		10,595	362
Bayerische Motoren Werke AG		21,155	1,165
Celesio AG		10,430	987
Commerzbank AG		21,899	872
Continental AG		15,426	1,698
Deutsche Bank AG (Registered)		9,528	1,088
Deutsche Post AG (Registered)		26,416	662
Deutsche Telekom AG		34,156	576
E.ON AG		12,643	1,391
Linde AG		3,749	326
Muenchener Rueckversicherungs AG (Registered)		7,049	999
SAP AG		4,903	1,064

1

Siemens AG (Registered)		11,427	1,067
			14,271
Greece (1.6%)
Coca Cola Hellenic Bottling Co.		26,717	830
EFG Eurobank Ergasias S.A.		12,830	494
National Bank of Greece S.A.		26,611	1,251
			2,575
Hong Kong (1.3%)
BOC Hong Kong Holdings Ltd.		64,000	129
Cheung Kong Holdings Ltd.		14,000	148
Dah Sing Financial Group Ltd.		6,000	47
Great Eagle Holdings Co.		122,000	425
Henderson Land Development Co., Ltd.		83,000	460
Hysan Development Co., Ltd.		106,000	302
New World Development Ltd.		258,000	452
Prosperity REIT	(a)	750	@-
Techtronic Industries Co.		33,000	59
			2,022
Hungary (0.5%)
Mol Magyar Olaj-E s Gazipari		8,200	840
India (0.5%)
ICICI Bank Ltd.		29,200	808
Ireland (2.6%)
Allied Irish Banks plc		41,546	991
Anglo Irish Bank Corp., plc		93,005	1,532
Bank of Ireland		13,910	259
CRH plc		26,796	938
Kerry Group plc, Class A		20,084	482
			4,202
Israel (0.6%)
Teva Pharmaceutical Industries Ltd. ADR		23,900	984
Italy (0.7%)
Telecom Italia S.p.A. RNC	(a)	141,439	377
UniCredito Italiano S.p.A.		102,161	738
			1,115
Japan (24.7%)
Amada Co., Ltd.		32,000	349
Astellas Pharma, Inc.		11,100	422
Canon, Inc.		26,900	1,780
Casio Computer Co., Ltd.		70,500	1,255
Credit Saison Co., Ltd.		16,000	885
Dai Nippon Printing Co., Ltd.		19,000	344
Daicel Chemical Industries Ltd.		49,000	413
Daifuku Co., Ltd.		23,000	378
Daiichi Sankyo Co., Ltd.		16,800	383
Daikin Industries Ltd.		14,700	515
Daiwa Securities Group, Inc.		87,000	1,167
Denki Kagaku Kogyo KK		69,000	308
East Japan Railway Co.		42	311
FamilyMart Co., Ltd.		11,400	357
Fuji Machine Manufacturing Co., Ltd.		7,900	146
Fuji Photo Film Co., Ltd.		11,300	377
Fujitec Co., Ltd.		12,000	77
Fujitsu Ltd.		70,000	591
Furukawa Electric Co., Ltd.		61,000	506
Hitachi Capital Corp.		15,100	302
Hitachi High-Technologies Corp.		4,900	129
Hitachi Ltd.		64,000	453
House Foods Corp.		10,400	171
Hoya Corp.		26,500	1,069
JSR Corp.		46,400	1,380
Kaneka Corp.		36,000	432
Kobe Steel Ltd.		345,000	1,310
Kubota Corp.		159,000	1,716
Kurita Water Industries Ltd.		18,000	385
Kyocera Corp.		5,100	451
Kyudenko Corp.		11,000	72
Lintec Corp.		9,800	247
Maeda Road Construction Co., Ltd.		7,000	55
Matsushita Electric Industrial Co., Ltd.		35,000	778
Minebea Co., Ltd.		40,000	276
Mitsubishi Chemical Holdings Corp.		41,500	256
Mitsubishi Corp.		28,900	658
Mitsubishi Estate Co., Ltd.		2,000	47
Mitsubishi Heavy Industries Ltd.		104,000	495
Mitsumi Electric Co., Ltd.		14,800	194
Nagase & Co., Ltd.		15,000	202

2

NEC Corp.		72,000	506
Nifco, Inc.		11,500	234
Nintendo Co., Ltd.		4,100	613
Nippon Meat Packers, Inc.		16,000	168
Nippon Sheet Glass Co., Ltd.		21,000	117
Nippon Steel Corp.	(a)	42,000	163
Nippon Telegraph & Telephone Corp.		60	257
Nissan Motor Co., Ltd.		57,700	685
Nissha Printing Co., Ltd.		3,000	113
Nisshinbo Industries, Inc.		17,000	190
Obayashi Corp.		43,000	350
Ono Pharmaceutical Co., Ltd.		7,000	330
Ricoh Co., Ltd.		26,000	508
Rinnai Corp.		5,400	162
Rohm Co., Ltd.		2,300	243
Ryosan Co., Ltd.		7,600	204
Sanki Engineering Co., Ltd.		4,000	33
Sanwa Shutter Corp.		31,000	203
Sekisui Chemical Co., Ltd.		42,000	356
Sekisui House Ltd.		25,000	373
Sharp Corp.		56,000	992
Shin-Etsu Polymer Co., Ltd.		19,000	296
SMC Corp.		8,000	1,246
Sony Corp.		9,300	431
Sumitomo Realty & Development		53,000	1,468
Suzuki Motor Corp.		18,200	418
TDK Corp.		4,900	369
Teijin Ltd.		47,000	313
Terumo Corp.		25,200	829
Toho Co., Ltd.		5,700	110
Tokyo Electric Power Co., Inc. (The)		10,700	267
Toray Industries, Inc.		133,000	1,089
Toshiba Corp.		106,000	616
Toyo Ink Manufacturing Co., Ltd.		23,000	119
Toyota Motor Corp.		51,900	2,835
Tsubakimoto Chain Co.		39,000	292
Yamaha Corp.		18,300	323
Yamaha Motor Co., Ltd.		13,800	341
			39,804
Mexico (0.5%)
America Movil S.A. de C.V., Class L ADR		23,967	821
Netherlands (6.4%)
CSM N.V. CVA		16,996	531
ING Groep N.V. CVA		54,794	2,164
Koninklijke Ahold N.V.	(a)	58,485	460
Koninklijke Numico N.V.	(a)	19,203	850
Royal Dutch Shell plc, Class A		33,702	1,054
Royal Dutch Shell plc, Class B		42,522	1,383
TNT N.V.		17,043	590
Unilever N.V. CVA		16,359	1,136
VNU N.V.		14,134	459
Wolters Kluwer N.V. CVA	(a)	67,509	1,683
			10,310
Norway (1.6%)
Norske Skogindustrier ASA	(a)	16,144	274
Telenor ASA		88,525	952
TGS Nopec Geophysical Co. ASA	(a)	20,899	1,280
			2,506
Poland (0.3%)
Bank Pekao S.A.		9,508	561
Singapore (2.1%)
CapitaCommercial Trust REIT		30,200	33
CapitaLand Ltd.		150,000	449
City Developments Ltd.		38,000	254
DBS Group Holdings Ltd.		66,000	666
Keppel Corp., Ltd.		146,000	1,247
Oversea-Chinese Banking Corp.		39,600	164
SembCorp Industries Ltd.		75,480	164
Singapore Airlines Ltd.		20,000	173
Singapore Press Holdings		47,000	131
Venture Corp., Ltd.		14,000	111
			3,392
South Korea (0.5%)
Samsung Electronics Co., Ltd. GDR		2,346	766

3

Spain (2.5%)
Altadis S.A.		12,619	566
Banco Bilbao Vizcaya Argentaria S.A.		26,104	545
Banco Popular Espanol S.A.		57,767	851
Banco Santander Central Hispano S.A.		33,262	486
Grupo Ferrovial S.A.		13,902	1,123
Telefonica S.A.		25,275	396
			3,967
Sweden (1.1%)
Getinge Industrier	(a)	56,031	906
Telefonaktiebolaget LM Ericsson ADR		23,900	902
			1,808
Switzerland (5.9%)
ABB Ltd.	(a)	86,000	1,085
Ciba Speciality Chemicals AG (Registered)		11,287	675
Nestle S.A. (Registered)		6,463	1,918
Novartis AG (Registered)		54,736	3,044
SGS Societe Generale de Surveillance Holding S.A.		954	884
Swiss Reinsurance (Registered)		15,051	1,052
UBS AG (Registered)		4,484	493
Zurich Financial Services AG (Registered)	(a)	1,235	290
			9,441
Turkey (0.6%)
Akbank T.A.S. ADR		55,428	931
United Kingdom (11.2%)
AstraZeneca plc		10,459	527
Aviva plc		37,825	525
Barclays plc		75,472	883
BP plc		139,454	1,601
British Sky Broadcasting plc		27,121	254
Bunzl plc		41,374	491
Cadbury Schweppes plc		144,987	1,441
Capita Group plc		89,546	715
Diageo plc		19,178	302
GlaxoSmith Kline plc		49,789	1,302
HSBC Holdings plc		46,648	782
Man Group plc		5,951	255
Morrison (WM) Supermarkets plc		273,020	901
Reckitt Benckiser plc		25,299	891
Reed Elsevier plc		118,713	1,138
Rexam plc		48,473	470
Rolls-Royce Group plc	(a)	36,159	288
Rolls-Royce Group plc, Class B		1,923,242	3
Royal Bank of Scotland Group plc		49,022	1,595
SABMiller plc		46,834	924
Smiths Group plc		13,201	226
Tesco plc		135,306	776
Vodafone Group plc		657,786	1,377
William Hill plc		45,648	475
			18,142
Total Common Stocks (Cost $125,568)			148,436

		Face
		Amount
		(000)
Short-Term Investment (6.1%)
Repurchase Agreement (6.1%)
J.P. Morgan Securities, Inc. 4.73%, dated 3/31/06, due 4/3/06 repurchase price $9,775 (Cost $9,771)	(b)	$9,771	9,771
Total Investments+ (98.1%) (Cost $135,339)			158,207
Other Assets in Excess of Liabilities (1.9%)			3,065
Net Assets (100%)			$161,272

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. There purchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
RNC	Non-Convertible Savings Shares
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $135,339,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $22,868,000 of which $24,252,000 related to appreciated securities and $1,384,000 related to depreciated securities.

4

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to				In			Appreciation
Deliver		Value	Settlement	Exchange		Value	(Depreciation)
(000)		(000)	Date	For (000)		(000)	(000)
EUR	4,881	$5,941	6/15/06	USD	5,854	$5,854	$(87)
EUR	2,055	2,501	6/15/06	USD	2,469	2,469	(32)
EUR	1,899	2,311	6/15/06	USD	2,278	2,278	(33)
GBP	1,990	3,460	6/15/06	USD	3,446	3,446	(14)
GBP	853	1,483	6/15/06	USD	1,475	1,475	(8)
JPY	414,051	3,553	6/15/06	USD	3,524	3,524	(29)
JPY	291,108	2,498	6/15/06	USD	2,474	2,474	(24)
USD	247	247	4/3/06	EUR	205	248	1
USD	3,026	3,026	6/15/06	AUD	4,137	2,958	(68)
USD	806	806	6/15/06	AUD	1,102	788	(18)
USD	76	76	6/15/06	AUD	104	74	(2)
USD	4,850	4,850	6/15/06	EUR	4,043	4,920	70
USD	1,882	1,882	6/15/06	EUR	1,570	1,910	28
USD	14,981	14,981	6/15/06	GBP	8,650	15,041	60
USD	6,995	6,995	6/15/06	GBP	4,037	7,020	25
USD	336	336	6/15/06	GBP	194	338	2
USD	296	296	6/15/06	GBP	171	298	2
USD	4,513	4,513	6/15/06	JPY	530,739	4,554	41
USD	1,303	1,303	6/15/06	JPY	153,181	1,314	11
USD	725	725	6/15/06	JPY	85,357	732	7
USD	156	156	6/15/06	JPY	18,385	158	2
USD	1,241	1,241	6/15/06	JPY	146,028	1,253	12
		$63,180				$63,126	$(54)

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
DJ Euro Stoxx 50
(Germany)	135	$6,209	Jun-06	$46

FTSE 100 Index
(United Kingdom)	46	4,771	Jun-06	6

TOPIX Index
(Japan)	11	1,614	Jun-06	113
				$165

5

The Universal Institutional Funds, Inc.
Mid Cap Growth Portfolio
First Quarter Report
March 31, 2006 (unaudited)

Portfolio of Investments

		Shares	Value (000)
Common Stocks (97.7%)
Advertising Agencies (7.1%)
Getty Images, Inc.	(a)	64,224	$4,809
Lamar Advertising Co., Class A	(a)	51,978	2,735
Monster Worldwide, Inc.	(a)	113,200	5,644
			13,188
Air Transport (2.7%)
Expeditors International Washington, Inc.		59,000	5,097
Building: Cement (1.4%)
Florida Rock Industries, Inc.		46,900	2,637
Casinos & Gambling (4.3%)
International Game Technology		73,700	2,596
Station Casinos, Inc.		67,700	5,373
			7,969
Communications Technology (2.2%)
Crown Castle International Corp.	(a)	145,307	4,119
Computer Services Software & Systems (7.5%)
Akamai Technologies, Inc.	(a)	65,700	2,161
Checkfree Corp.	(a)	35,200	1,777
Global Payments, Inc.		33,600	1,781
Netease.com ADR	(a)	96,000	2,356
Red Hat, Inc.	(a)	107,400	3,005
Salesforce.com, Inc.	(a)	79,300	2,881
			13,961
Consumer Electronics (2.2%)
Activision, Inc.	(a)	289,677	3,995
Diversified (1.0%)
St. Joe Co. (The)		28,274	1,777
Diversified Financial Services (2.1%)
Calamos Asset Management, Inc., Class A		103,788	3,882
Drugs & Pharmaceuticals (2.0%)
Gen-Probe, Inc.	(a)	65,770	3,625
Education Services (1.9%)
Apollo Group, Inc., Class A	(a)	67,300	3,534
Electronics: Semi-Conductors/Components (2.0%)
Marvell Technology Group Ltd.	(a)	30,000	1,623
Tessera Technologies, Inc.	(a)	64,100	2,056
			3,679
Energy — Miscellaneous (7.5%)
Southwestern Energy Co.	(a)	99,598	3,206
Ultra Petroleum Corp.	(a)	172,240	10,732
			13,938
Financial — Miscellaneous (3.0%)
Brown & Brown, Inc.		56,500	1,876
Chicago Mercantile Exchange Holdings, Inc.		8,135	3,640
			5,516
Health Care Facilities (1.0%)
DaVita, Inc.	(a)	30,400	1,830
Health Care Services (4.3%)
Dade Behring Holdings, Inc.		99,000	3,535
Stericycle, Inc.	(a)	64,306	4,349
			7,884
Homebuilding (2.7%)
Desarrolladora Homex S.A. de CV ADR	(a)	71,350	2,521
NVR, Inc.	(a)	3,414	2,523
			5,044
Hotel/Motel (1.3%)
Choice Hotels International, Inc.		52,350	2,397
Insurance: Property & Casualty (1.0%)
White Mountains Insurance Group Ltd.		3,138	1,866
Investment Management Companies (1.0%)
Janus Capital Group Inc		80,100	1,856
Manufacturing (2.1%)
Pentair, Inc.		93,700	3,818

1

Medical & Dental Instruments & Supplies (1.0%)
Techne Corp.	(a)	31,600	1,900
Real Estate Investment Trusts (REIT) (3.6%)
Brookfield Asset Management, Inc.		69,700	3,838
CB Richard Ellis Group, Inc., Class A	(a)	34,000	2,744
			6,582
Restaurants (4.0%)
Cheesecake Factory, Inc. (The)	(a)	47,250	1,769
P.F. Chang’s China Bistro, Inc.	(a)	46,940	2,314
Wendy’s International, Inc.		54,700	3,395
			7,478
Retail (9.3%)
Abercrombie & Fitch Co., Class A		40,100	2,338
Amazon.Com, Inc.	(a)	68,900	2,515
American Eagle Outfitters		104,100	3,108
Autozone, Inc.	(a)	55,300	5,513
Expedia, Inc.	(a)	105,750	2,144
Outback Steakhouse, Inc.		38,500	1,694
			17,312
Securities Brokerage & Services (1.0%)
TD Ameritrade Holding Corp.	(a)	89,300	1,864
Services: Commercial (9.6%)
ChoicePoint, Inc.	(a)	38,490	1,722
Corporate Executive Board Co.		73,500	7,416
Iron Mountain, Inc.	(a)	99,808	4,066
TTI Educational Services, Inc.	(a)	42,100	2,697
Weight Watchers International, Inc.		36,100	1,856
			17,757
Shipping (2.7%)
C.H. Robinson Worldwide, Inc.		102,554	5,034
Tobacco (1.5%)
Loews Corp. - Carolina Group		59,700	2,822
Utilities: Gas Pipelines (0.9%)
Questar Corp.		23,200	1,625
Utilities: Telecommunications (3.8%)
NII Holdings, Inc.	(a)	118,840	7,008
Total Common Stocks (Cost $140,037)			180,994

		Face
		Amount
		(000)
Short-Term Investment (2.5%)
Repurchase Agreement (2.5%)
J.P. Morgan Securities, Inc. 4.73%, dated 3/31/06, due 4/3/06 repurchase price $4,598 (Cost $4,596)	(b)	$4,596	4,596
Total Investments + (100.2%) (Cost $144,633)			185,590
Liabilities in Excess of Other Assets (-0.2%)			(312)
Net Assets (100%)			185,278

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $144,633,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $40,957,000 of which $42,829,000 related to appreciated securities and $1,872,000 related to depreciated securities.

2

The Universal Institutional Funds, Inc.
Money Market Portfolio
First Quarter Report
March 31, 2006 (unaudited)

Portfolio of Investments

	Face Amount (000)	Value (000)
Discount Notes (81.7%)
U.S. Government & Agency Securities (81.7%)
Federal Farm Credit Bank
4.65%, 4/3/2006	$60	$60
Federal Home Loan Bank
4.63%, 4/5/2006	100	100
Federal Home Loan Mortgage Corp.
4.59%, 4/3/2006	25	25
4.71%, 4/18/2006	50	50
Federal National Mortgage Association
4.70%, 4/7/2006	60	60
Total Discount Notes (Cost $295)		295
Repurchase Agreement (20.8%)
Bear Stearns Co., 4.84%, dated 3/31/06, due 4/3/06, repurchase price $75; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Conventional Pool, 5.16% due 3/1/36, valued at $77 (Cost $75)	75	75
Total Investments (102.5%) (Cost $370)		370
Liabilities in Excess of Other Assets (-2.5%)		(9)
Net Assets (100%)		$361

1

The Universal Institutional Funds, Inc.
Small Company Growth Portfolio
First Quarter Report
March 31, 2006 (unaudited)

Portfolio of Investments

		Shares	Value (000)
Common Stocks (97.7%)
Advertising Agencies (1.5%)
Focus Media Holdings Ltd. ADR	(a)	15,400	$894
Biotechnology Research & Production (1.1%)
Idexx Laboratories, Inc.	(a)	7,150	618
Building: Cement (3.1%)
Eagle Materials, Inc.		15,180	968
Texas Industries, Inc.		14,500	877
			1,845
Casinos & Gambling (2.0%)
Kerzner International Ltd.	(a)	15,450	1,202
Chemicals (1.0%)
Nuco2, Inc.	(a)	19,475	618
Communications & Media (0.8%)
CKX, Inc.	(a)	34,550	452
Communications Technology (1.0%)
3Com Corp.	(a)	113,300	580
Computer Services Software & Systems (8.7%)
Akamai Technologies, Inc.	(a)	38,025	1,251
Bankrate, Inc.	(a)	10,900	475
Convera Corp.	(a)	23,575	226
Equinix, Inc.	(a)	20,500	1,316
IHS, Inc.	(a)	40,972	1,120
Netease.com ADR	(a)	31,500	773
			5,161
Consumer Electronics (2.6%)
CNET Networks, Inc.	(a)	61,571	875
THQ, Inc.	(a)	24,425	632
			1,507
Consumer Staples — Miscellaneous (2.8%)
ACCO Brands Corp.	(a)	21,000	466
Peet’s Coffee & Tea, Inc.	(a)	20,975	629
Yankee Candle Co., Inc.		19,675	539
			1,634
Diversified (1.3%)
Beacon Roofing Supply, Inc.	(a)	18,575	755
Drugs & Pharmaceuticals (5.1%)
Adams Respiratory Therapeutics, Inc.	(a)	11,773	468
Flamel Technologies ADR	(a)	11,979	254
Gen-Probe, Inc.	(a)	15,519	855
Medicis Pharmaceutical Corp. Class A		34,900	1,138
Noven Pharmaceuticals, Inc.	(a)	17,200	310
			3,025
Education Services (4.0%)
Ambassadors Group, Inc.		33,855	860
Strayer Education, Inc.		14,437	1,476
			2,336
Electronics: Medical Systems (0.8%)
Hologic, Inc.	(a)	8,100	448
Electronics: Semi-Conductors/Components (1.6%)
Tessera Technologies, Inc.	(a)	28,975	930
Energy — Miscellaneous (3.9%)
Cadence Resources Corp.	(a)	51,900	280
Gasco Energy, Inc.	(a)	94,525	530
Quicksilver Resources, Inc.	(a)	11,457	443
Range Resources Corp.		38,862	1,061
			2,314
Engineering & Contracting Services (1.4%)
Grupo Aeroportuario del Pacifico, S.A. de CV	(a)	26,185	837
Foods (0.2%)
Rocky Mountain Chocolate Factory, Inc.		8,575	135
Health Care Services (2.5%)
Stericycle, Inc.	(a)	22,193	1,501
Homebuilding (2.0%)
Desarrolladora Homex S.A. de CV ADR	(a)	33,600	1,187
Hotel/Motel (1.9%)
Gaylord Entertainment Co.	(a)	24,250	1,100
Household Furnishings (1.0%)
Select Comfort Corp.	(a)	15,200	601
Investment Management Companies (2.9%)
Greenhill & Co., Inc.		25,621	1,694

1

Leisure Time (3.1%)
SCP Pool Corp.		26,075	1,223
WMS Industries, Inc.	(a)	19,900	599
			1,822
Machinery: Industrial/Specialty (0.8%)
Middleby Corp.	(a)	5,725	479
Medical & Dental Instruments & Supplies (3.4%)
American Medical Systems Holdings, Inc.	(a)	25,275	569
Techne Corp.	(a)	24,349	1,464
			2,033
Oil: Crude Producers (0.8%)
GMX Resources, Inc.	(a)	12,300	461
Oil: Integrated Domestic (0.7%)
Delta Petroleum Corp.	(a)	20,400	429
Printing & Copying Services (0.7%)
VistaPrint Ltd.	(a)	13,200	394
Publishing — Miscellaneous (2.5%)
Morningstar, Inc.	(a)	32,650	1,462
Real Estate Investment Trusts (REIT) (1.3%)
Jones Lang LaSalle, Inc.		10,125	775
Recreational Vehicles & Boats (0.9%)
Polaris Industries, Inc.		10,200	557
Restaurants (2.8%)
BJ’s Restaurants, Inc.	(a)	31,463	849
P.F. Chang’s China Bistro, Inc.	(a)	16,180	798
			1,647
Retail (11.7%)
AFC Enterprises	(a)	35,010	487
Blue Nile, Inc.	(a)	36,225	1,275
Build-A-Bear Workshop, Inc.	(a)	27,150	832
Chipotle Mexican Grill, Inc.	(a)	21,100	1,169
Citi Trends, Inc.	(a)	16,836	669
Ctrip.com International Ltd. ADR	(a)	6,500	537
Pantry, Inc. (The)	(a)	9,325	582
Tractor Supply Co.	(a)	13,708	909
Zumiez, Inc.	(a)	7,800	477
			6,937
Service Organizations (1.0%)
Steiner Leisure Ltd.	(a)	14,300	579
Services: Commercial (7.9%)
Advisory Board Co. (The)	(a)	30,525	1,702
Coinstar, Inc.	(a)	16,425	426
Costar Group, Inc.	(a)	16,940	879
Macquarie Infrastructure Co., Trust		32,625	1,060
Walter Industries Corp.		9,200	613
			4,680
Shoes (1.2%)
Deckers Outdoor Corp.	(a)	17,100	693
Technology — Miscellaneous (0.5%)
Housevalues, Inc.	(a)	33,425	275
Telecommunications Equipment (2.5%)
SBA Communications Corp.	(a)	63,485	1,486
Textile Apparel Manufacturers (0.9%)
Carter’s, Inc.	(a)	8,100	547
Truckers (1.8%)
Landstar System, Inc.		24,300	1,072
Total Common Stocks (Cost $45,658)			57,702

		Face
		Amount
		(000)
Short-Term Investment (2.7%)
Repurchase Agreement (2.7%)
J.P. Morgan Securities, Inc. 4.73%, dated 3/31/06, due 4/3/06 repurchase price $1,583 (Cost $1,582)	(b)	$1,582	1,582
Total Investments + (100.4%) (Cost $47,240)			59,284
Liabilities in Excess of Other Assets (-0.4%)			(206)
Net Assets (100%)			59,078

(a)	Non-income producing security
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary R eceipt
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $47,240,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $12,044,000 of which $12,730,000 related to appreciated securities and $686,000 related to depreciated securities.

2

The Universal Institutional Funds, Inc.
Technology Portfolio
First Quarter Report
March 31, 2006 (unaudited)

Portfolio of Investments

			Shares	Value (000)
Common Stocks (93.4%)
Airlines (1.9%)
Ctrip.com International Ltd. ADR	(a	)	6,360	$526
Cellular/Wireless Telecomms (3.3%)
America Movil S.A. de C.V., Class L ADR			10,270	352
NII Holdings, Inc.	(a	)	9,350	551
				903
Communications Equipment (11.3%)
Alcatel S.A. ADR	(a	)	16,510	254
AudioCodes Ltd.	(a	)	11,200	155
China Techfaith Wireless Communication Technology Ltd. ADR	(a	)	23,290	337
Comverse Technology, Inc.	(a	)	18,000	424
Corning, Inc.	(a	)	33,930	913
Motorola, Inc.			11,700	268
Nortel Networks Corp.	(a	)	54,200	165
Qualcomm, Inc.			10,462	530
				3,046
Computers (Hardware) (5.3%)
Apple Computer, Inc.	(a	)	13,490	846
Juniper Networks, Inc.	(a	)	8,001	153
Seagate Technology, Inc.	(a	)	16,110	424
				1,423
Computers (Networking) (1.9%)
Cisco Systems, Inc.	(a	)	15,086	327
Network Appliance, Inc.	(a	)	5,270	190
				517
Computers (Peripherals) (2.0%)
EMC Corp./Massachusetts	(a	)	40,020	545
Computers (Software/Services) (32.4%)
Adobe Systems, Inc.	(a	)	7,024	245
Akamai Technologies, Inc.	(a	)	20,100	661
Cirrus Logic, Inc.	(a	)	13,640	116
Computer Programs & Systems, Inc.			3,910	196
eBay, Inc.	(a	)	21,860	854
Electronic Arts, Inc.	(a	)	5,100	279
Google, Inc., Class A	(a	)	1,270	495
Infosys Technologies Ltd. ADR			3,400	265
Microsoft Corp.			37,200	1,012
Netease.com ADR	(a	)	8,600	211
Novell, Inc.	(a	)	21,770	167
Quest Software, Inc.	(a	)	7,400	124
Realnetworks, Inc.	(a	)	16,410	135
Red Hat, Inc.	(a	)	15,750	441
SAP AG ADR			11,940	649
Satyam Computer Services Ltd. ADR			12,670	554
Sina Corp.	(a	)	25,320	706
Symantec Corp.	(a	)	57,389	966
VeriSign, Inc.	(a	)	12,080	290
Yahoo!, Inc.	(a	)	12,724	410
				8,776
Electronics (Semiconductors) (22.1%)
Advanced Micro Devices, Inc.	(a	)	18,530	614
Analog Devices, Inc.			14,903	571
Broadcom Corp., Class A	(a	)	4,606	199
Integrated Device Technology, Inc.	(a	)	12,900	192
Intel Corp.			26,026	504
Intersil Corp., Class A			9,990	289
Linear Technology Corp.			3,685	129
Marvell Technology Group Ltd.	(a	)	7,850	425
Maxim Integrated Products, Inc.			15,050	559
Microchip Technology, Inc.			10,760	391

National Semiconductor Corp.			23,030	641
PMC-Sierra, Inc.	(a	)	18,230	224
Samsung Electronics Co., Ltd. GDR			370	120
Texas Instruments, Inc.			19,811	643
Xilinx, Inc.			19,062	485
				5,986
Equipment (Semiconductors) (7.4%)
Applied Materials, Inc.			41,980	735
ASML Holding N.V. (NY Shares)	(a	)	37,900	772
Lam Research Corp.	(a	)	11,580	498
				2,005
Health Care (Medical Products/Supplies) (0.5%)
Intuitive Surgical, Inc.	(a	)	1,100	130
Retail (Home Shopping) (1.5%)
Amazon.Com, Inc.	(a	)	11,330	414
Services (Commercial & Consumer) (2.4%)
Apollo Group, Inc., Class A	(a	)	4,730	248
Corporate Executive Board Co.			790	80
Getty Images, Inc.	(a	)	4,140	310
				638
Telephone Long Distance (1.4%)
Covad Communications Group, Inc.	(a	)	477	1
Sprint Nextel Corp.			14,749	381
				382
Total Common Stocks (Cost $22,763)				25,291

			Face
			Amount
			(000)
Short-Term Investment (6.8%)
Repurchase Agreement (6.8%)
J.P. Morgan Securities, Inc. 4.73%, dated 3/31/06, due 4/3/06 repurchase price $1,835 (Cost $1,834)	(b	)	$1,834	1,834
Total Investments (100.2%) (Cost $24,597)				27,125
Liabilities in Excess of Other Assets (-0.2%)				(46)
Net Assets (100%)				$27,079

(a)                                  Non-income producing security.

(b)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+                                         At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $24,597,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,528,000 of which $3,648,000 related to appreciated securities and $1,120,000 related to depreciated securities.

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

The Universal Institutional Funds, Inc.
U.S. Mid Cap Value Portfolio
First Quarter Report
March 31, 2006 (unaudited)

Portfolio of Investments

				Value
			Shares	(000)
Common Stocks (93.4%)
Aerospace & Defense (2.2%)
Goodrich Corp.			225,200	$9,821
Airlines (3.2%)
Southwest Airlines Co.			800,410	14,399
Biotechnology (5.2%)
Applera Corp. - Applied Biosystems Group			499,900	13,567
Chiron Corp.	(a	)	222,960	10,214
				23,781
Capital Markets (11.8%)
AG Edwards, Inc.			173,790	8,665
Amvescap plc ADR			406,200	7,661
Charles Schwab Corp. (The)			598,420	10,299
Investors Financial Services Corp.			191,600	8,980
Lazard Ltd.			212,130	9,387
Northern Trust Corp.			167,510	8,794
				53,786
Chemicals (5.2%)
Albemarle Corp.			170,400	7,728
International Flavors & Fragrances, Inc.			462,640	15,878
				23,606
Commercial Services & Supplies (3.1%)
Manpower, Inc.			245,420	14,033
Computers & Peripherals (2.2%)
Diebold, Inc.			239,000	9,823
Containers & Packaging (2.2%)
Sealed Air Corp.			172,030	9,955
Diversified Telecommunication Services (2.1%)
CenturyTel, Inc.			239,550	9,371
Energy Equipment & Services (1.9%)
Cooper Cameron Corp.	(a	)	191,600	8,446
Food Products (3.3%)
Conagra Foods Inc			360,100	7,728
Tyson Foods, Inc., Class A			516,380	7,095
				14,823
Health Care Equipment & Supplies (1.8%)
Bausch & Lomb, Inc.			130,000	8,281
Health Care Providers & Services (1.1%)
Tenet Healthcare Corp.	(a	)	683,200	5,042
Hotels Restaurants & Leisure (1.9%)
Outback Steakhouse, Inc.			195,560	8,605
Household Durables (3.9%)
Newell Rubbermaid, Inc.			338,560	8,528
Snap-On, Inc.			237,290	9,046
				17,574
Independent Power Producers & Energy Traders (1.5%)
Constellation Energy Group, Inc.			123,480	6,756
Information Technology Services (0.3%)
BISYS Group, Inc. (The)	(a	)	101,410	1,367
Insurance (7.5%)
ACE Ltd.			215,570	11,212
Conseco, Inc.	(a	)	516,010	12,807
Marsh & McLennan Cos., Inc.			339,100	9,956
				33,975
Media (6.1%)

Univision Communications, Inc., Class A	(a	)	164,400	5,667
Valassis Communications, Inc.	(a	)	321,110	9,431
Warner Music Group Corp.			590,200	12,801
				27,899
Multi-Utilities (1.7%)
Wisconsin Energy Corp.			197,230	7,887
Multiline Retail (1.9%)
Dollar General Corp.			491,420	8,683
Oil, Gas & Consumable Fuels (1.9%)
Amerada Hess Corp.	(a	)	60,010	8,545
Paper & Forest Products (0.5%)
MeadWestvaco Corp.			91,000	2,485
Personal Products (1.2%)
Avon Products, Inc.			178,050	5,550
Pharmaceuticals (5.0%)
Mylan Laboratories, Inc.			489,160	11,446
Watson Pharmaceuticals, Inc.	(a	)	389,100	11,183
				22,629
Real Estate (2.2%)
KKR Financial Corp. REIT			457,100	10,253
Semiconductors & Semiconductor Equipment (1.3%)
Linear Technology Corp.			163,600	5,739
Software (1.9%)
Cognos, Inc.	(a	)	225,700	8,780
Specialty Retail (2.0%)
Office Depot, Inc.	(a	)	242,790	9,042
Thrifts & Mortgage Finance (5.3%)
Hudson City Bancorp Inc.			774,060	10,287
PMI Group, Inc. (The)			299,230	13,741
				24,028
Tobacco (2.0%)
UST, Inc.			224,600	9,343
Total Common Stocks (Cost $362,301)				424,307
Investment Company (1.2%)
Capital Markets (1.2%)
Streettracks Gold Trust (Cost $4,103)	(a	)	94,700	5,502

			Face
			Amount
			(000)
Short-Term Investment (5.3%)
Repurchase Agreement (5.3%) J.P. Morgan Securities, Inc. 4.73%, dated 3/31/06, due 4/3/06 repurchase price $24,196 (Cost $24,186)	(b	)	$24,186	24,186
Total Investments + (99.9%) (Cost $390,590)				453,995
Other Assets in Excess of Liabilities (0.1%)				411
Net Assets (100%)				$454,406

(a)           Non-income producing security.

(b)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

REIT                     Real Estate Investment Trust

+                                         At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $390,590,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $63,405,000 of which $72,637,000 related to appreciated securities and $9,232,000 related to depreciated securities.

The Universal Institutional Funds, Inc.
U.S. Real Estate Portfolio
First Quarter Report
March 31, 2006 (unaudited)

Portfolio of Investments

				Value
			Shares	(000)
Common Stocks (96.2%)
Diversified (3.4%)
CentraCore Properties Trust REIT			285,270	$7,146
Forest City Enterprises, Inc., Class A			476,960	22,489
Spirit Finance Corp. REIT			189,980	2,318
Vornado Realty Trust REIT			372,840	35,792
				67,745
Health Care (3.6%)
Cogdell Spencer, Inc. REIT			218,350	4,655
Health Care Property Investors, Inc. REIT			732,800	20,812
LTC Properties, Inc. REIT			123,800	2,880
Senior Housing Properties Trust REIT			1,744,115	31,569
Sunrise Senior Living REIT			540,290	5,765
Universal Health Realty Income Trust REIT			114,740	4,191
Windrose Medical Properties Trust REIT			103,460	1,560
				71,432
Industrial (4.0%)
AMB Property Corp. REIT			725,900	39,395
Cabot Industrial Value Fund, Inc.	(b)(c)(d	)	2,000	1,000
Keystone Industrial Fund LP	(b)(c)(d	)	963,832	964
Prologis REIT			696,775	37,277
				78,636
Lodging/Resorts (16.7%)
Four Seasons Hotels, Inc.			226,250	11,471
Hersha Hospitality Trust REIT			114,040	1,116
Hilton Hotels Corp.			3,097,714	78,868
Host Marriott Corp. REIT			4,502,120	96,345
Legacy Hotels REIT			1,949,450	13,940
Meristar Hospitality Corp. REIT	(a	)	2,098,415	21,782
Morgans Hotel Group Co.	(a	)	1,101,300	19,449
Starwood Hotels & Resorts Worldwide, Inc.			1,284,098	86,972
				329,943
Office (22.5%)
Arden Realty, Inc. REIT			659,540	29,765
Beacon Capital Partners, Inc. REIT	(a)(b)(c)(d	)	271,300	818
Boston Properties, Inc. REIT			1,108,215	103,341
Brandywine Realty Trust REIT			687,283	21,828
BRCP REIT LLC I	(b)(c)(d	)	3,755,790	3,350
Brookfield Properties Corp.			2,458,345	83,953
Equity Office Properties Trust REIT			1,926,511	64,692
Mack-Cali Realty Corp. REIT			921,638	44,239
Parkway Properties, Inc. REIT			155,195	6,779
PS Business Parks, Inc. REIT			83,040	4,644
Reckson Associates Realty Corp. REIT			253,835	11,631
Republic Property Trust REIT			421,000	4,955
SL Green Realty Corp. REIT			360,210	36,561
Trizec Properties, Inc. REIT			1,105,570	28,446
				445,002
Office/Industrial — Mixed (0.6%)
Highwood Properties, Inc. REIT			14,175	478
Liberty Property Trust REIT			231,020	10,895
				11,373
Residential Apartments (18.9%)
American Campus Communities, Inc. REIT			221,100	5,729
Archstone-Smith Trust REIT			1,656,331	80,779
Atlantic Gulf Communities Corp.	(a)(b)(d	)	261,572	@—
AvalonBay Communities, Inc. REIT			906,285	98,876
BRE Properties, Inc. REIT			333,730	18,689
Equity Residential REIT			1,918,408	89,762
Essex Property Trust, Inc. REIT			380,431	41,364
Post Properties, Inc. REIT			652,140	29,020
United Dominion Realty Trust, Inc. REIT			343,690	9,809
				374,028
Residential Manufactured Homes (1.1%)
Equity Lifestyle Properties, Inc. REIT			449,892	22,382

Retail Regional Malls (13.5%)
General Growth Properties, Inc. REIT			473,035	23,117
Macerich Co. (The) REIT			763,460	56,458
Simon Property Group, Inc. REIT			2,037,232	171,413
Taubman Centers, Inc. REIT			398,977	16,625
				267,613
Retail Strip Centers (7.3%)
Acadia Realty Trust REIT			314,960	7,417
BPP Liquidating Trust REIT	(c)(d	)	227,282	12
Cedar Shopping Centers, Inc. REIT			179,300	2,840
Developers Diversified Realty Corp. REIT			121,850	6,671
Federal Realty Investment Trust REIT			679,740	51,117
Heritage Property Investment Trust REIT			46,910	1,857
Kimco Realty Corp. REIT			56,900	2,312
Pan Pacific Retail Properties, Inc. REIT			31,135	2,208
Ramco-Gershenson Properties Trust REIT			51,200	1,550
Regency Centers Corp. REIT			1,003,855	67,449
				143,433
Self Storage (4.6%)
Public Storage, Inc. REIT			752,180	61,100
Shurgard Storage Centers, Inc., Class A REIT			456,150	30,393
				91,493
Total Common Stocks (Cost $1,238,926)				1,903,080
Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp., Series B	(a)(b)(d	)	79,420	@—
Atlantic Gulf Communities Corp., Series B	(a)(b)(c)(d	)	2,003	@—
Atlantic Gulf Communities Corp., Series B (Convertible)	(a)(c)(d	)	57,048	@—
Total Preferred Stocks (Cost $1,488)				@—

			Face
			Amount
			(000)
Short-Term Investment (4.1%)
Repurchase Agreement (4.1%) J.P. Morgan Securities, Inc. 4.73%, dated 3/31/06, due 4/3/06 repurchase price $79,924 (Cost $79,893)	(e	)	$79,893	79,893
Total Investments + (100.3%) (Cost $1,320,307)				1,982,973
Liabilities in Excess of Other Assets (-0.3%)				(4,989)
Net Assets (100%)				$1,977,984

(a)                                  Non-income producing security.

(b)                                 Restricted security not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp., was acquired 5/97 - 6/97 and has a current cost basis of $1,404,000, Atlantic Gulf Communities Corp., Series B Preferred was acquired 2/00 and has a current cost basis of $794,000. Atlantic Gulf Communities Corp., Series B Preferred was Series B Preferred was acquired 6/97 and has a current cost basis of $20,000. Beacon Capital Partners, Inc. REIT acquired 3/98 and has a current cost basis of $818,000. BRCP REIT LLC I was acquired 5/03 - 1/06 and has a current cost basis of $3,350,000. Cabot Industrial Value Fund, Inc. was acquired 11/05 -2/7/06 and has a current cost basis of $1,000,000. Keystone Industrial Fund LP was acquired 10/05 - 3/06 and has a current cost basis of $964,000 At March 31, 2006, these securities had an aggregate market value of $6,132,000, representing 0.3% of net assets.

(c)                                  Security has been deemed illiquid — At March 31, 2006.

(d)                                 Security was valued at fair value — At March 31, 2006, the Portfolio held $6,144,000 of fair valued securities, representing 0.3% of net assets.

(e)                                  Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3 .60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@                                    Face Amount/Value is less than $500.

REIT                     Real Estate Investment Trust

+                                         At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $1,320,307,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $662,666,000 of which $668,995,000 related to appreciated securities and $6,329,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	650	$650	4/4/06	CAD	753	$645	$(5)

CAD                     — Canadian Dollar

USD                       — United States Dollar

The Universal Institutional Funds, Inc.
Value Portfolio
First Quarter Report
March 31, 2006 (unaudited)

Portfolio of Investments

				Value
			Shares	(000)
Common Stocks (97.6%)
Airlines (0.6%)
Southwest Airlines Co.			22,900	$412
Beverages (2.0%)
Anheuser-Busch Cos., Inc.			7,500	321
Coca-Cola Co. (The)			27,600	1,155
				1,476
Capital Markets (1.9%)
Bank of New York Co., Inc. (The)			18,200	656
Merrill Lynch & Co., Inc.			9,600	756
				1,412
Chemicals (3.0%)
Dow Chemical Co. (The)			5,300	215
E.I. du Pont de Nemours & Co.			35,400	1,494
Rohm & Haas Co.			9,800	479
				2,188
Commercial Banks (10.0%)
Bank of America Corp.			53,700	2,446
PNC Financial Services Group, Inc.			16,700	1,124
Sun Trust Banks, Inc.			4,000	291
U.S. Bancorp			8,900	272
Wachovia Corp.			23,913	1,340
Wells Fargo & Co.			29,300	1,871
				7,344
Communications Equipment (1.4%)
Cisco Systems, Inc.	(a	)	23,900	518
Nokia Oyj ADR			15,300	317
Telefonaktiebolaget LM Ericsson ADR	(a	)	4,300	162
				997
Computers & Peripherals (1.9%)
Dell, Inc.	(a	)	23,400	697
Hewlett-Packard Co.			8,300	273
International Business Machines Corp.			4,100	338
Lexmark International, Inc., Class A	(a	)	2,400	109
				1,417
Diversified Financial Services (4.2%)
Citigroup, Inc.			51,900	2,451
JPMorgan Chase & Co.			15,300	637
				3,088
Diversified Telecommunication Services (7.7%)
AT&T, Inc.			106,100	2,869
Verizon Communications, Inc.			81,400	2,772
				5,641
Electric Utilities (1.0%)
American Electric Power Co., Inc.			13,700	466
FirstEnergy Corp.			5,900	289
				755
Electronic Equipment & Instruments (0.2%)
Flextronics International Ltd.	(a	)	12,400	128
Food & Staples Retailing (2.0%)
Wal-Mart Stores, Inc.			30,700	1,450
Food Products (3.7%)
Kraft Foods, Inc.			31,900	967
Unilever N.V. (NY Shares)			25,000	1,730
				2,697
Health Care Equipment & Supplies (0.7%)
Boston Scientific Corp.	(a	)	23,200	535
Health Care Providers & Services (0.7%)
Cardinal Health, Inc.			6,900	514
Household Products (2.5%)
Kimberly-Clark Corp.			31,300	1,809

Industrial Conglomerates (0.3%)
General Electric Co.			6,800	237
Information Technology Services (0.9%)
Affiliated Computer Services, Inc., Class A	(a	)	4,052	242
First Data Corp.			9,100	426
				668
Insurance (6.2%)
Aflac, Inc.			4,700	212
AMBAC Financial Group, Inc.			4,800	382
American International Group, Inc.			4,800	317
Berkshire Hathaway, Inc., Class B	(a	)	100	301
Chubb Corp.			14,490	1,383
Genworth Financial, Inc.			6,500	217
Hartford Financial Services Group, Inc.			1,400	113
Metlife, Inc.			7,100	344
St. Paul Travelers Cos., Inc. (The)			13,420	561
Torchmark Corp.			13,200	754
				4,584
Media (11.3%)
CBS Corp. Class B			16,150	387
Clear Channel Communications, Inc.			54,900	1,593
Comcast Corp., Class A	(a	)	37,900	992
Gannett Co., Inc.			4,300	258
Liberty Media Corp., Class A	(a	)	111,200	913
News Corp., Class B			27,600	485
Time Warner, Inc.			70,900	1,190
Tribune Co.			4,100	112
Viacom, Inc. Class B	(a	)	20,550	797
Walt Disney Co.			55,300	1,542
				8,269
Metals & Mining (2.4%)
Alcoa, Inc.			58,100	1,776
Multi-Utilities (0.1%)
Dominion Resources, Inc.			1,500	104
Multiline Retail (0.8%)
Federated Department Stores, Inc.			7,972	582
Oil, Gas & Consumable Fuels (0.9%)
Total S.A. ADR			5,300	698
Paper & Forest Products (4.0%)
International Paper Co.			84,375	2,917
Pharmaceuticals (16.7%)
Abbott Laboratories			11,200	476
Bristol-Myers Squibb Co.			129,900	3,197
GlaxoSmithKline plc ADR			61,300	3,206
Pfizer, Inc.			46,700	1,164
Roche Holding AG ADR			16,600	1,233
Sanofi-Aventis ADR			16,800	797
Schering-Plough Corp.			57,800	1,098
Wyeth			22,100	1,072
				12,243
Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.			30,500	590
Novellus Systems, Inc.	(a	)	1,800	43
				633
Software (0.4%)
Microsoft Corp.			11,800	321
Thrifts & Mortgage Finance (4.6%)
Fannie Mae			6,100	313
Freddie Mac			50,600	3,087
				3,400
Tobacco (1.9%)
Altria Group, Inc.			20,200	1,431
Wireless Telecommunication Services (2.7%)
Sprint Nextel Corp.			76,800	1,985
Total Common Stocks (Cost $65,514)				71,711

		Face
		Amount
		(000)
Short-Term Investment (2.4%)
Repurchase Agreement (2.4%) J.P. Morgan Securities, Inc. 4.73%, dated 3/31/06, due 4/3/06 repurchase price $1,779 (Cost $1,778)	(b)	$1,778	1,778
Total Investments + (100.0%) (Cost $67,292)			73,489
Other Assets in Excess of Liabilities (0.0%)			6
Net Assets (100%)			$73,495

(a)                                  Non-income producing security

(b)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                     American Depository Receipt

+                                         At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $67,292,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $6,197,000 of which $8,144,000 related to appreciated securities and $1,947,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund principal executive officer and principal financial officer have concluded that the Fund disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 18, 2006